Not FDIC Insured May Lose Value No Bank Guarantee
38916-Q3PH

Schedules of Investments
(unaudited)
Putnam Global Income Trust 2
Notes to Schedule of Investments 33

Putnam Global Income Trust
Schedule of Investments (unaudited), July 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.5%
Capital Markets 2.5%
a
Franklin Ultra Short Bond ETF .......................... United States 217,238 $ 5,436,381
Total Management Investment Companies (Cost $ 5,401,724 ) ...................
5,436,381
Principal
Amount
*
Corporate Bonds 32.6%
Aerospace & Defense 0.8%
Boeing Co. (The) ,
Senior Bond , 2.95% , 2/01/30 ......................... United States 24,000 22,302
Senior Bond , 6.125% , 2/15/33 ........................ United States 36,000 38,052
Senior Bond , 3.6% , 5/01/34 .......................... United States 97,000 85,724
Senior Bond , 3.25% , 2/01/35 ......................... United States 45,000 38,069
Senior Bond , 3.5% , 3/01/39 .......................... United States 85,000 66,679
Senior Bond , 3.375% , 6/15/46 ........................ United States 62,000 42,212
Senior Bond , 3.9% , 5/01/49 .......................... United States 188,000 136,429
Senior Bond , 6.858% , 5/01/54 ........................ United States 139,000 152,929
Senior Bond , 3.95% , 8/01/59 ......................... United States 165,000 113,602
Senior Note , 2.196% , 2/04/26 ........................ United States 387,000 381,913
Senior Note , 2.7% , 2/01/27 .......................... United States 152,000 147,718
Senior Note , 6.259% , 5/01/27 ........................ United States 3,000 3,078
Senior Note , 6.298% , 5/01/29 ........................ United States 5,000 5,281
Howmet Aerospace, Inc. ,
Senior Bond , 5.95% , 2/01/37 ......................... United States 287,000 304,503
Senior Note , 3% , 1/15/29 ........................... United States 174,000 166,049
1,704,540
Automobiles 0.4%
b
Hyundai Capital America ,
Senior Bond , 144A, 6.375% , 4/08/30 ................... United States 50,000 53,079
Senior Note , 144A, 6.5% , 1/16/29 ..................... United States 200,000 211,034
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 497,000 506,240
Senior Note , 144A, 5.4% , 1/08/31 ..................... United States 85,000 86,898
857,251
Banks 4.9%
Banco Santander SA ,
Senior Non-Preferred Bond , 4.379% , 4/12/28 ............ Spain 200,000 199,293
Sub. Bond , 5.179% , 11/19/25 ........................ Spain 400,000 400,447
Bank of America Corp. ,
Senior Bond , 5.511% to 1/23/35, FRN thereafter , 1/24/36 ... United States 98,000 100,460
Senior Note , 4.948% to 7/21/27, FRN thereafter , 7/22/28 .... United States 368,000 371,342
Senior Note , 5.162% to 1/23/30, FRN thereafter , 1/24/31 .... United States 97,000 99,261
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..... United States 210,000 210,468
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 597,000 547,387
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 340,000 347,923
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 250,000 255,479
b
BNP Paribas SA , Sub. Bond , 144A, 4.375% , 5/12/26 ......... France 400,000 398,678
b
BPCE SA , Senior Non-Preferred Bond , 144A, 3.5% , 10/23/27 .. France 250,000 244,265
b
CaixaBank SA ,
Senior Non-Preferred Note , 144A, 4.634% to 7/02/28, FRN
thereafter , 7/03/29 ................................. Spain 295,000 294,616
Senior Non-Preferred Note , 144A, 5.673% to 3/14/29, FRN
thereafter , 3/15/30 ................................. Spain 200,000 206,528

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Citigroup, Inc. ,
c
GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter ,
Perpetual ....................................... United States 416,000 $ 420,576
Sub. Bond , 6.174% to 5/24/33, FRN thereafter , 5/25/34 ..... United States 60,000 62,767
b
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 400,000 412,823
b
Credit Agricole SA , Sub. Bond , 144A, 4% to 1/09/28, FRN
thereafter , 1/10/33 ................................. France 400,000 389,570
Fifth Third Bancorp , Senior Note , 4.895% to 9/05/29, FRN
thereafter , 9/06/30 ................................. United States 225,000 227,023
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 276,000 285,838
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 275,000 279,264
b
Intesa Sanpaolo SpA , Sub. Bond , 144A, 4.198% to 5/31/31, FRN
thereafter , 6/01/32 ................................. Italy 251,000 233,030
JPMorgan Chase & Co. ,
Senior Bond , 5.502% to 1/23/35, FRN thereafter , 1/24/36 ... United States 133,000 136,503
Senior Note , 1.04% to 2/03/26, FRN thereafter , 2/04/27 ..... United States 990,000 972,610
Senior Note , 6.07% to 10/21/26, FRN thereafter , 10/22/27 ... United States 1,080,000 1,099,801
Senior Note , 5.14% to 1/23/30, FRN thereafter , 1/24/31 ..... United States 337,000 344,491
Sub. Bond , 5.717% to 9/13/32, FRN thereafter , 9/14/33 ..... United States 121,000 126,130
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 95,000 96,468
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.159% to
4/23/30, FRN thereafter , 4/24/31 ...................... Japan 535,000 546,500
NatWest Group plc , Senior Note , 1.642% to 6/13/26, FRN
thereafter , 6/14/27 ................................. United Kingdom 301,000 293,310
PNC Financial Services Group, Inc. (The) , Senior Bond , 5.373%
to 7/20/35, FRN thereafter , 7/21/36 ..................... United States 65,000 65,699
d
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 250,000 248,123
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 180,000 186,312
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 294,000 249,650
Wells Fargo & Co. ,
c
BB , Junior Sub. Bond , 3.9% to 3/14/26, FRN thereafter ,
Perpetual ....................................... United States 120,000 118,955
Senior Note , 5.574% to 7/24/28, FRN thereafter , 7/25/29 .... United States 220,000 226,564
Sub. Bond , 4.3% , 7/22/27 ........................... United States 200,000 199,721
10,897,875
Biotechnology 0.1%
AbbVie, Inc. , Senior Bond , 5.05% , 3/15/34 ................
United States 63,000 63,822
Amgen, Inc. ,
Senior Bond , 5.65% , 3/02/53 ......................... United States 93,000 89,991
Senior Note , 5.25% , 3/02/30 ......................... United States 185,000 190,116
343,929
Capital Markets 2.5%
Ares Capital Corp. , Senior Note , 3.875% , 1/15/26 ...........
United States 472,000 470,075
Bank of New York Mellon (The) , Senior Note , 4.729% to 4/19/28,
FRN thereafter , 4/20/29 ............................. United States 615,000 621,621
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 169,000 164,504

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (The) ,
c
U , Junior Sub. Bond , 3.65% to 8/09/26, FRN thereafter ,
Perpetual ....................................... United States 57,000 $ 55,911
Sub. Bond , 5.95% , 1/15/27 .......................... United States 172,000 176,270
Intercontinental Exchange, Inc. , Senior Note , 4.35% , 6/15/29 ...
United States 200,000 200,272
Jefferies Financial Group, Inc. ,
Senior Note , 5.03% , 3/16/26 ......................... United States 225,000 225,205
Senior Note , 6.2% , 4/14/34 .......................... United States 117,000 122,286
LPL Holdings, Inc. ,
Senior Note , 6.75% , 11/17/28 ........................ United States 128,000 135,952
Senior Note , 5.2% , 3/15/30 .......................... United States 218,000 220,751
Morgan Stanley ,
Senior Note , 5.123% to 1/31/28, FRN thereafter , 2/01/29 .... United States 733,000 743,874
Senior Note , 4.994% to 4/11/28, FRN thereafter , 4/12/29 .... United States 267,000 270,345
Senior Note , 5.23% to 1/14/30, FRN thereafter , 1/15/31 ..... United States 285,000 292,029
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 30,000 30,960
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 357,000 335,203
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 30,000 31,136
b
UBS Group AG ,
c
Junior Sub. Bond , Reg S, 6.875% to 8/06/25, FRN thereafter ,
Perpetual ....................................... Switzerland 300,000 300,107
Senior Note , 144A, 1.305% to 2/01/26, FRN thereafter , 2/02/27 Switzerland 379,000 372,788
Senior Note , 144A, 5.428% to 2/07/29, FRN thereafter , 2/08/30 Switzerland 420,000 430,709
5,199,998
Chemicals 0.7%
Celanese US Holdings LLC , Senior Note , 6.665% , 7/15/27 ....
United States 124,000 127,176
DuPont de Nemours, Inc. , Senior Bond , 5.419% , 11/15/48 .....
United States 337,000 337,247
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 315,000 326,445
Huntsman International LLC ,
Senior Bond , 4.5% , 5/01/29 .......................... United States 250,000 237,760
Senior Bond , 5.7% , 10/15/34 ......................... United States 230,000 212,152
b
International Flavors & Fragrances, Inc. , Senior Bond , 144A,
2.3% , 11/01/30 .................................... United States 48,000 42,364
1,283,144
Commercial Services & Supplies 0.5%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 378,000 387,116
Waste Connections, Inc. , Senior Bond , 5% , 3/01/34 ..........
United States 463,000 466,138
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 147,000 150,011
1,003,265
Communications Equipment 0.1%
Motorola Solutions, Inc. ,
Senior Bond , 2.3% , 11/15/30 ......................... United States 52,000 46,211
Senior Note , 4.85% , 8/15/30 ......................... United States 59,000 59,421
Senior Note , 5.2% , 8/15/32 .......................... United States 200,000 202,755
308,387
Consumer Finance 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 660,000 597,385
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 162,000 183,107

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
American Express Co. , Senior Note , 5.098% to 2/15/27, FRN
thereafter , 2/16/28 ................................. United States 311,000 $ 313,912
b
Avolon Holdings Funding Ltd. ,
Senior Note , 144A, 5.75% , 11/15/29 ................... Ireland 270,000 278,081
Senior Note , 144A, 4.9% , 10/10/30 .................... Ireland 295,000 294,044
Capital One Financial Corp. , Senior Note , 1.878% to 11/01/26,
FRN thereafter , 11/02/27 ............................ United States 104,000 100,510
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 200,000 201,186
General Motors Financial Co., Inc. ,
Senior Note , 5.8% , 1/07/29 .......................... United States 175,000 180,485
Senior Note , 4.9% , 10/06/29 ......................... United States 66,000 65,918
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note , 144A, 5.15% , 3/17/30 .................... United Kingdom 159,000 159,039
Senior Note , 144A, 6.5% , 3/26/31 ..................... United Kingdom 180,000 190,720
2,564,387
Consumer Staples Distribution & Retail 0.3%
b
7-Eleven, Inc. ,
Senior Bond , 144A, 1.8% , 2/10/31 ..................... United States 54,000 45,944
Senior Note , 144A, 1.3% , 2/10/28 ..................... United States 483,000 447,693
b
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 3.55% ,
7/26/27 ......................................... Canada 256,000 251,767
745,404
Containers & Packaging 0.2%
Berry Global, Inc. ,
Senior Secured Note , 1.65% , 1/15/27 .................. United States 292,000 279,973
Senior Secured Note , 5.5% , 4/15/28 ................... United States 25,000 25,587
WestRock MWV LLC , Senior Bond , 8.2% , 1/15/30 ...........
United States 155,000 177,792
483,352
Diversified REITs 0.8%
GLP Capital LP / GLP Financing II, Inc. ,
Senior Bond , 6.75% , 12/01/33 ........................ United States 193,000 206,939
Senior Note , 5.375% , 4/15/26 ........................ United States 448,000 448,410
VICI Properties LP ,
Senior Bond , 5.75% , 4/01/34 ......................... United States 257,000 263,110
Senior Note , 4.75% , 2/15/28 ......................... United States 165,000 165,718
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note , 144A, 3.75% , 2/15/27 .................... United States 62,000 60,958
Senior Note , 144A, 3.875% , 2/15/29 ................... United States 510,000 493,850
1,638,985
Diversified Telecommunication Services 0.2%
AT&T, Inc. ,
Senior Bond , 2.55% , 12/01/33 ........................ United States 9,000 7,507
Senior Note , 4.1% , 2/15/28 .......................... United States 95,000 94,374
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 217,000 232,056
333,937
Electric Utilities 2.6%
American Electric Power Co., Inc. , Senior Bond , 5.625% , 3/01/33
United States 98,000 101,690
DTE Electric Co. , Senior Bond , 5.25% , 5/15/35 .............
United States 100,000 101,628

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Duke Energy Corp. ,
Senior Bond , 3.15% , 8/15/27 ......................... United States 368,000 $ 359,389
Senior Bond , 5.45% , 6/15/34 ......................... United States 89,000 91,282
Senior Bond , 5.8% , 6/15/54 .......................... United States 63,000 61,633
Senior Note , 4.85% , 1/05/29 ......................... United States 26,000 26,310
b
Enel Finance International NV , Senior Bond , 144A, 7.5% ,
10/14/32 ........................................ Italy 410,000 468,265
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 49,000 50,112
Exelon Corp. ,
Senior Bond , 5.625% , 6/15/35 ........................ United States 126,000 129,079
Senior Note , 5.15% , 3/15/29 ......................... United States 383,000 391,831
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 155,000 154,781
Georgia Power Co. ,
Senior Bond , 4.95% , 5/17/33 ......................... United States 121,000 121,622
Senior Bond , 5.25% , 3/15/34 ......................... United States 275,000 279,778
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 315,000 302,354
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 3.55% , 5/01/27 ......................... United States 368,000 362,419
Senior Bond , 5.9% , 3/15/55 .......................... United States 40,000 39,927
Senior Note , 5.3% , 3/15/32 .......................... United States 130,000 133,528
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 .....
United States 180,000 181,105
Pacific Gas and Electric Co. ,
Senior Bond , 5.9% , 6/15/32 .......................... United States 117,000 120,504
Senior Bond , 4.95% , 7/01/50 ......................... United States 90,000 74,482
Senior Bond , 6.75% , 1/15/53 ......................... United States 170,000 176,700
Senior Note , 5.55% , 5/15/29 ......................... United States 324,000 330,386
Southern Co. (The) ,
Senior Bond , 5.7% , 3/15/34 .......................... United States 167,000 173,931
Senior Note , 5.5% , 3/15/29 .......................... United States 26,000 26,946
Virginia Electric and Power Co. , Senior Bond , 5.05% , 8/15/34 ..
United States 100,000 100,210
b
Vistra Operations Co. LLC ,
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 184,000 181,209
Senior Secured Bond , 144A, 6% , 4/15/34 ............... United States 368,000 382,271
Senior Secured Note , 144A, 3.7% , 1/30/27 .............. United States 224,000 220,997
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............
United States 190,000 193,691
5,338,060
Electrical Equipment 0.2%
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 330,000 321,238
Electronic Equipment, Instruments & Components 0.1%
Flex Ltd. , Senior Note , 5.25% , 1/15/32 ...................
United States 250,000 253,016
Entertainment 0.3%
Netflix, Inc. ,
b
Senior Bond , Reg S, 3.875% , 11/15/29 ................. United States 435,000 EUR 519,773
Senior Bond , 5.4% , 8/15/54 .......................... United States 85,000 83,305
b
Senior Bond , 144A, 5.375% , 11/15/29 .................. United States 20,000 20,770
623,848
Financial Services 0.3%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 149,000 145,621
Global Payments, Inc. , Senior Note , 2.15% , 1/15/27 .........
United States 55,000 53,146

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 380,000 $ 386,349
585,116
Food Products 1.2%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 3% , 2/02/29 ........................... United States 192,000 181,964
Senior Note , 6.75% , 3/15/34 ......................... United States 214,000 233,076
b
JBS USA LUX SARL / JBS USA Food Co. / JBS USA Foods
Group, Inc. , Senior Bond , 144A, 5.95% , 4/20/35 ........... United States 45,000 46,478
Kellanova ,
Senior Bond , 4.5% , 4/01/46 .......................... United States 32,000 27,300
B , Senior Bond , 7.45% , 4/01/31 ....................... United States 47,000 53,564
b
Mars, Inc. ,
Senior Bond , 144A, 5.65% , 5/01/45 .................... United States 125,000 124,237
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 100,000 98,764
Senior Bond , 144A, 5.8% , 5/01/65 ..................... United States 65,000 64,421
Senior Note , 144A, 4.6% , 3/01/28 ..................... United States 575,000 578,324
Senior Note , 144A, 4.8% , 3/01/30 ..................... United States 1,050,000 1,060,762
Senior Note , 144A, 4.65% , 4/20/31 .................... United States 25,000 25,120
Senior Note , 144A, 5% , 3/01/32 ...................... United States 105,000 106,022
Senior Note , 144A, 5.2% , 3/01/35 ..................... United States 135,000 135,722
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 85,000 76,414
2,812,168
Ground Transportation 0.6%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 4.375% , 8/15/27 .... United Kingdom 435,000 431,850
b
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond , 144A, 3.4% , 11/15/26 .................... United States 93,000 91,581
Senior Note , 144A, 4.4% , 7/01/27 ..................... United States 395,000 393,510
b
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 485,000 494,340
1,411,281
Health Care Equipment & Supplies 0.1%
GE HealthCare Technologies, Inc. , Senior Note , 5.65% , 11/15/27
United States 190,000 194,846
Health Care Providers & Services 0.6%
CVS Health Corp. , Senior Bond , 4.78% , 3/25/38 ............
United States 127,000 116,117
HCA, Inc. ,
Senior Bond , 5.875% , 2/15/26 ........................ United States 150,000 150,115
Senior Bond , 5.6% , 4/01/34 .......................... United States 200,000 204,052
Senior Bond , 6% , 4/01/54 ........................... United States 263,000 255,550
Senior Note , 3.625% , 3/15/32 ........................ United States 59,000 54,320
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 180,000 184,864
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 215,000 218,634
1,183,652
Hotels, Restaurants & Leisure 0.5%
b
Carnival Corp. ,
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 33,000 33,494
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 220,000 221,764
Senior Secured Note , 144A, 4% , 8/01/28 ................ United States 687,000 667,678

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp. ,
Senior Note , 5.25% , 6/30/29 ......................... United States 185,000 $ 188,282
Senior Note , 5.375% , 12/15/31 ....................... United States 120,000 121,694
1,232,912
Household Durables 0.6%
DR Horton, Inc. ,
Senior Bond , 5% , 10/15/34 .......................... United States 556,000 549,846
Senior Bond , 5.5% , 10/15/35 ......................... United States 260,000 263,844
Toll Brothers Finance Corp. ,
Senior Bond , 4.35% , 2/15/28 ......................... United States 111,000 110,439
Senior Bond , 3.8% , 11/01/29 ......................... United States 425,000 413,057
1,337,186
Independent Power and Renewable Electricity Producers 0.6%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 200,000 203,573
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 240,000 255,069
Constellation Energy Generation LLC ,
Senior Bond , 6.125% , 1/15/34 ........................ United States 99,000 106,533
Senior Bond , 6.5% , 10/01/53 ......................... United States 240,000 259,800
Senior Bond , 5.75% , 3/15/54 ......................... United States 184,000 180,747
Senior Note , 5.6% , 3/01/28 .......................... United States 342,000 352,287
1,358,009
Insurance 1.5%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 125,000 126,176
b
Athene Global Funding ,
Secured Note , 144A, 1.985% , 8/19/28 .................. United States 385,000 357,340
Secured Note , 144A, 5.526% , 7/11/31 .................. United States 320,000 326,750
Secured Note , 144A, 5.322% , 11/13/31 ................. United States 222,000 223,483
Athene Holding Ltd. ,
Senior Bond , 5.875% , 1/15/34 ........................ United States 119,000 122,762
Senior Bond , 6.25% , 4/01/54 ......................... United States 108,000 106,724
Brown & Brown, Inc. ,
Senior Bond , 5.55% , 6/23/35 ......................... United States 118,000 119,344
Senior Note , 4.9% , 6/23/30 .......................... United States 246,000 247,120
Senior Note , 5.25% , 6/23/32 ......................... United States 89,000 90,079
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 162,000 160,808
b
CNO Global Funding , Secured Note , 144A, 4.95% , 9/09/29 .... United States 54,000 54,484
Fidelity National Financial, Inc. , Senior Bond , 3.2% , 9/17/51 ...
United States 144,000 88,477
b
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 387,000 254,407
b
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 7.875% ,
12/15/37 ........................................ United States 110,000 120,289
b
Nippon Life Insurance Co. , Sub. Bond , 144A, 6.5% to 4/29/35,
FRN thereafter , 4/30/55 ............................. Japan 385,000 403,270
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 305,000 314,704
b
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 6.85% , 12/16/39 .............................. United States 92,000 103,032
3,219,249

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Interactive Media & Services 0.5%
Meta Platforms, Inc. ,
Senior Bond , 5.4% , 8/15/54 .......................... United States 142,000 $ 137,318
Senior Bond , 5.75% , 5/15/63 ......................... United States 710,000 714,119
Senior Bond , 5.55% , 8/15/64 ......................... United States 140,000 135,931
Senior Note , 3.5% , 8/15/27 .......................... United States 175,000 172,835
1,160,203
Leisure Products 0.2%
Brunswick Corp. ,
Senior Bond , 2.4% , 8/18/31 .......................... United States 297,000 253,464
Senior Bond , 5.1% , 4/01/52 .......................... United States 261,000 202,245
455,709
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 150,000 149,962
Media 0.6%
Comcast Corp. , Senior Bond , 2.35% , 1/15/27 ..............
United States 368,000 357,506
Paramount Global ,
Senior Bond , 4.2% , 6/01/29 .......................... United States 150,000 146,000
Senior Bond , 4.95% , 1/15/31 ......................... United States 110,000 107,310
Senior Bond , 4.375% , 3/15/43 ........................ United States 108,000 81,789
Senior Note , 3.7% , 6/01/28 .......................... United States 59,000 57,177
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 448,000 516,608
1,266,390
Metals & Mining 0.4%
b
Glencore Finance Canada Ltd. , Senior Bond , 144A, 6% , 11/15/41 Australia 115,000 116,601
b
Glencore Funding LLC ,
Senior Bond , 144A, 5.634% , 4/04/34 ................... Australia 396,000 404,013
Senior Note , 144A, 6.375% , 10/06/30 .................. Australia 247,000 264,283
784,897
Multi-Utilities 0.2%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 198,000 201,334
DTE Energy Co. , Senior Note , 4.95% , 7/01/27 ..............
United States 155,000 156,445
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 100,000 98,984
456,763
Oil, Gas & Consumable Fuels 3.0%
b
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 190,000 172,897
Canadian Natural Resources Ltd. ,
Senior Bond , 7.2% , 1/15/32 .......................... Canada 238,000 261,555
b
Senior Note , 144A, 5% , 12/15/29 ..................... Canada 104,000 104,733
Cheniere Energy Partners LP ,
Senior Bond , 3.25% , 1/31/32 ......................... United States 137,000 123,210
Senior Note , 4.5% , 10/01/29 ......................... United States 242,000 239,505
b
Columbia Pipelines Operating Co. LLC ,
Senior Bond , 144A, 6.544% , 11/15/53 .................. United States 108,000 111,610
Senior Note , 144A, 5.927% , 8/15/30 ................... United States 95,000 100,014
b
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8% , 12/15/34 United States 310,000 315,570
Eastern Energy Gas Holdings LLC ,
Senior Bond , 5.8% , 1/15/35 .......................... United States 137,000 142,195

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Eastern Energy Gas Holdings LLC, (continued)
Senior Bond , 5.65% , 10/15/54 ........................ United States 53,000 $ 50,788
Enbridge, Inc. , Senior Note , 4.9% , 6/20/30 ................
Canada 210,000 211,913
Energy Transfer LP ,
c
B , Junior Sub. Bond , 6.625% to 2/14/28, FRN thereafter ,
Perpetual ....................................... United States 330,000 329,521
Senior Note , 5.25% , 7/01/29 ......................... United States 203,000 207,662
Senior Note , 5.2% , 4/01/30 .......................... United States 120,000 122,352
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 260,000 263,527
Kinder Morgan Energy Partners LP , Senior Bond , 5.4% , 9/01/44
United States 198,000 183,747
Kinder Morgan, Inc. , Senior Note , 5% , 2/01/29 .............
United States 139,000 140,833
Occidental Petroleum Corp. ,
Senior Note , 8.5% , 7/15/27 .......................... United States 286,000 301,334
Senior Note , 5.2% , 8/01/29 .......................... United States 140,000 140,450
ONEOK, Inc. ,
Senior Note , 4.75% , 10/15/31 ........................ United States 265,000 262,600
Senior Note , 6.1% , 11/15/32 ......................... United States 198,000 209,414
Ovintiv, Inc. , Senior Bond , 6.25% , 7/15/33 .................
United States 43,000 44,491
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 230,000 233,172
b
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 200,000 196,950
b
South Bow USA Infrastructure Holdings LLC ,
Senior Bond , 144A, 5.584% , 10/01/34 .................. Canada 130,000 128,405
Senior Note , 144A, 5.026% , 10/01/29 .................. Canada 505,000 504,735
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 84,000 83,057
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 545,000 560,150
Viper Energy Partners LLC ,
Senior Bond , 5.7% , 8/01/35 .......................... United States 126,000 125,310
Senior Note , 4.9% , 8/01/30 .......................... United States 58,000 57,792
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 175,000 178,972
6,108,464
Paper & Forest Products 0.1%
b
Georgia-Pacific LLC , Senior Note , 144A, 4.95% , 6/30/32 ...... United States 280,000 282,118
Passenger Airlines 0.2%
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 345,000 342,484
Personal Care Products 0.5%
Haleon US Capital LLC ,
Senior Note , 3.375% , 3/24/27 ........................ United States 250,000 245,897
Senior Note , 3.375% , 3/24/29 ........................ United States 310,000 299,596
Kenvue, Inc. , Senior Note , 4.85% , 5/22/32 .................
United States 460,000 463,772
1,009,265
Pharmaceuticals 0.4%
Bristol-Myers Squibb Co. , Senior Note , 4.9% , 2/22/29 ........
United States 52,000 53,016
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond , 5.3% , 5/19/53 .......................... United States 124,000 115,868
Senior Note , 4.45% , 5/19/28 ......................... United States 102,000 102,423
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 190,000 202,923

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Royalty Pharma plc ,
Senior Bond , 5.4% , 9/02/34 .......................... United States 191,000 $ 192,746
Senior Note , 5.15% , 9/02/29 ......................... United States 154,000 156,868
823,844
Professional Services 0.2%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 492,000 502,837
Semiconductors & Semiconductor Equipment 0.7%
Broadcom Corp. / Broadcom Cayman Finance Ltd. , Senior Note ,
3.875% , 1/15/27 ................................... United States 415,000 411,584
Broadcom, Inc. ,
b
Senior Bond , 144A, 4.926% , 5/15/37 ................... United States 364,000 351,912
Senior Note , 3.459% , 9/15/26 ........................ United States 600,000 594,292
b
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/33 ......................................... United States 200,000 205,707
Marvell Technology, Inc. , Senior Note , 4.75% , 7/15/30 ........
United States 75,000 75,070
1,638,565
Software 0.4%
Atlassian Corp. ,
Senior Bond , 5.5% , 5/15/34 .......................... United States 70,000 71,110
Senior Note , 5.25% , 5/15/29 ......................... United States 105,000 107,207
Oracle Corp. ,
Senior Bond , 2.65% , 7/15/26 ......................... United States 99,000 97,246
Senior Bond , 2.875% , 3/25/31 ........................ United States 85,000 77,077
Senior Bond , 3.65% , 3/25/41 ......................... United States 154,000 120,467
Senior Bond , 4% , 11/15/47 .......................... United States 54,000 40,937
Synopsys, Inc. ,
Senior Bond , 5.15% , 4/01/35 ......................... United States 250,000 251,007
Senior Bond , 5.7% , 4/01/55 .......................... United States 20,000 19,737
784,788
Specialized REITs 0.6%
American Tower Corp. ,
Senior Bond , 3.55% , 7/15/27 ......................... United States 446,000 438,615
Senior Bond , 3.8% , 8/15/29 .......................... United States 200,000 194,322
Senior Bond , 2.9% , 1/15/30 .......................... United States 217,000 201,638
Crown Castle, Inc. ,
Senior Bond , 3.65% , 9/01/27 ......................... United States 172,000 168,921
Senior Bond , 3.8% , 2/15/28 .......................... United States 100,000 98,057
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 58,000 57,586
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 168,000 158,700
Weyerhaeuser Co. , Senior Bond , 7.375% , 3/15/32 ..........
United States 30,000 33,964
1,351,803
Specialty Retail 0.1%
Dick's Sporting Goods, Inc. ,
Senior Bond , 3.15% , 1/15/32 ......................... United States 185,000 166,149
Senior Bond , 4.1% , 1/15/52 .......................... United States 200,000 142,801
308,950

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals 0.2%
Hewlett Packard Enterprise Co. ,
Senior Bond , 5% , 10/15/34 .......................... United States 81,000 $ 78,606
Senior Bond , 5.6% , 10/15/54 ......................... United States 163,000 149,936
Senior Note , 4.55% , 10/15/29 ........................ United States 139,000 138,226
Senior Note , 4.85% , 10/15/31 ........................ United States 162,000 161,453
528,221
Textiles, Apparel & Luxury Goods 0.3%
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 210,000 211,653
Tapestry, Inc. ,
Senior Bond , 3.05% , 3/15/32 ......................... United States 57,000 50,817
Senior Bond , 5.5% , 3/11/35 .......................... United States 170,000 170,885
Senior Note , 5.1% , 3/11/30 .......................... United States 140,000 141,998
575,353
Tobacco 0.6%
Philip Morris International, Inc. ,
Senior Note , 4.875% , 2/13/29 ........................ United States 535,000 542,342
Senior Note , 5.125% , 2/15/30 ........................ United States 626,000 641,184
1,183,526
Trading Companies & Distributors 0.6%
Air Lease Corp. , Senior Note , 5.85% , 12/15/27 .............
United States 139,000 143,108
b
Aircastle Ltd. , Senior Note , 144A, 5.25% , 8/11/25 ........... United States 203,000 203,000
b
Aviation Capital Group LLC ,
Senior Note , 144A, 6.25% , 4/15/28 .................... United States 270,000 280,187
Senior Note , 144A, 5.375% , 7/15/29 ................... United States 260,000 264,656
Senior Note , 144A, 5.125% , 4/10/30 ................... United States 275,000 277,088
1,168,039
Wireless Telecommunication Services 0.8%
Rogers Communications, Inc. ,
Senior Note , 5% , 2/15/29 ........................... Canada 306,000 309,984
Senior Note , 3.8% , 3/15/32 .......................... Canada 144,000 134,256
Sub. Bond , 7.125% to 4/14/35, FRN thereafter , 4/15/55 ..... Canada 160,000 163,810
NC5 , Sub. Bond , 7% to 4/14/30, FRN thereafter , 4/15/55 .... Canada 320,000 327,959
T-Mobile USA, Inc. ,
Senior Bond , 5.05% , 7/15/33 ......................... United States 31,000 31,058
Senior Note , 3.75% , 4/15/27 ......................... United States 329,000 325,197
Senior Note , 2.05% , 2/15/28 ......................... United States 240,000 226,583
Senior Note , 3.375% , 4/15/29 ........................ United States 198,000 190,228
Senior Note , 3.875% , 4/15/30 ........................ United States 11,000 10,665
1,719,740
Total Corporate Bonds (Cost $ 69,573,387 ) ....................................
69,836,956
Foreign Government and Agency Securities 34.1%
b
Australia Government Bond ,
Senior Bond , Reg S, 2.25% , 5/21/28 ................... Australia 1,640,000 AUD 1,022,475
Senior Bond , Reg S, 3.75% , 4/21/37 ................... Australia 220,000 AUD 133,412
Senior Bond , Reg S, 3% , 3/21/47 ...................... Australia 310,000 AUD 150,000
b
Austria Government Bond ,
Senior Bond , 144A, Reg S, 0.5% , 2/20/29 ............... Austria 630,000 EUR 675,990
Senior Bond , 144A, Reg S, 1.5% , 2/20/47 ............... Austria 360,000 EUR 286,131

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 200,000 $ 202,958
b
Belgium Government Bond ,
Senior Bond , 144A, Reg S, 1% , 6/22/26 ................. Belgium 740,000 EUR 837,534
Senior Bond , 144A, Reg S, 0.1% , 6/22/30 ............... Belgium 1,500,000 EUR 1,522,844
Senior Bond , 144A, Reg S, 3.1% , 6/22/35 ............... Belgium 1,200,000 EUR 1,358,159
Senior Bond , 144A, Reg S, 4.25% , 3/28/41 .............. Belgium 630,000 EUR 769,653
b
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 225,000 EUR 229,802
Brazil Government Bond ,
Senior Bond , 3.875% , 6/12/30 ........................ Brazil 400,000 377,300
Senior Bond , 6% , 10/20/33 ........................... Brazil 400,000 396,015
b
Bulgaria Government Bond ,
Senior Bond , Reg S, 5% , 3/05/37 ...................... Bulgaria 88,000 85,960
Senior Note , Reg S, 3.625% , 9/05/32 ................... Bulgaria 110,000 EUR 129,565
b
Bundesobligation , Reg S, 2.5% , 10/11/29 ................. Germany 900,000 EUR 1,040,086
b
Bundesrepublik Deutschland Bundesanleihe ,
Reg S, 0.25% , 2/15/27 .............................. Germany 3,000,000 EUR 3,340,341
Reg S, 2.6% , 8/15/34 ............................... Germany 900,000 EUR 1,026,604
Chile Government Bond , Senior Bond , 5.65% , 1/13/37 .......
Chile 320,000 330,704
Colombia Government Bond ,
Senior Bond , 3.125% , 4/15/31 ........................ Colombia 400,000 337,704
Senior Bond , 7.5% , 2/02/34 .......................... Colombia 390,000 396,630
b
Comision Federal de Electricidad , Senior Bond , Reg S, 3.875% ,
7/26/33 ......................................... Mexico 300,000 254,315
b
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 6.33% ,
1/13/35 ......................................... Chile 200,000 207,778
Denmark Government Bond ,
0.5% , 11/15/27 .................................... Denmark 1,550,000 DKK 230,656
4.5% , 11/15/39 .................................... Denmark 650,000 DKK 119,932
b
Dominican Republic Government Bond ,
Senior Bond , 144A, 6.95% , 3/15/37 .................... Dominican
Republic 250,000 256,500
Senior Bond , Reg S, 5.95% , 1/25/27 ................... Dominican
Republic 241,000 243,711
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 260,000 261,495
b
Electricite de France SA ,
Senior Bond , 144A, 5.75% , 1/13/35 .................... France 315,000 321,206
Senior Bond , 144A, 4.75% , 10/13/35 ................... France 414,000 399,926
b
Finland Government Bond , Senior Bond , 144A, Reg S, 1.125% ,
4/15/34 ......................................... Finland 370,000 EUR 363,970
b
France Government Bond ,
144A, Reg S, 0.5% , 5/25/26 .......................... France 230,000 EUR 259,599
144A, Reg S, 2.75% , 10/25/27 ........................ France 1,440,000 EUR 1,665,966
144A, Reg S, 2.75% , 2/25/29 ......................... France 1,500,000 EUR 1,731,937
144A, Reg S, 0.5% , 5/25/29 .......................... France 830,000 EUR 881,155
144A, Reg S, 11/25/30 .............................. France 560,000 EUR 555,050
144A, Reg S, 3% , 5/25/33 ........................... France 620,000 EUR 703,581
144A, Reg S, 3% , 11/25/34 .......................... France 1,750,000 EUR 1,954,135
144A, Reg S, 4.5% , 4/25/41 .......................... France 780,000 EUR 969,237
144A, Reg S, 3.25% , 5/25/45 ......................... France 140,000 EUR 146,061
144A, Reg S, 4% , 4/25/55 ........................... France 480,000 EUR 538,860
b
Guatemala Government Bond ,
Senior Bond , Reg S, 6.6% , 6/13/36 .................... Guatemala 200,000 205,414
Senior Note , 144A, 7.05% , 10/04/32 .................... Guatemala 400,000 429,294
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 260,000 262,842
b
Indonesia Government Bond , Senior Bond , Reg S, 4.35% ,
1/08/27 ......................................... Indonesia 500,000 501,677

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Ireland Government Bond ,
Reg S, 1.1% , 5/15/29 ............................... Ireland 260,000 EUR $ 284,525
Reg S, 2% , 2/18/45 ................................ Ireland 110,000 EUR 101,232
b
Italy Buoni Poliennali del Tesoro ,
Senior Bond , 144A, Reg S, 1.65% , 3/01/32 .............. Italy 1,730,000 EUR 1,821,862
Senior Bond , 144A, Reg S, 4% , 2/01/37 ................. Italy 450,000 EUR 535,160
Senior Bond , 144A, Reg S, 3.1% , 3/01/40 ............... Italy 100,000 EUR 104,947
Senior Bond , 144A, Reg S, 4.75% , 9/01/44 .............. Italy 500,000 EUR 625,886
Senior Bond , 144A, Reg S, 1.7% , 9/01/51 ............... Italy 280,000 EUR 197,564
Senior Bond , Reg S, 6.5% , 11/01/27 ................... Italy 1,520,000 EUR 1,899,059
Senior Note , Reg S, 3.5% , 1/15/26 ..................... Italy 580,000 EUR 666,134
Senior Note , Reg S, 2.95% , 7/01/30 .................... Italy 1,000,000 EUR 1,153,506
b
Ivory Coast Government Bond , Senior Bond , Reg S, 4.875% ,
1/30/32 ......................................... Ivory Coast 148,000 EUR 156,576
Japan Government Bond ,
0.1% , 3/20/27 .................................... Japan 600,000,000 3,937,914
2.3% , 6/20/27 .................................... Japan 205,000,000 1,397,541
2.2% , 3/20/31 .................................... Japan 845,000,000 5,926,935
0.4% , 3/20/36 .................................... Japan 435,000,000 2,536,868
2.3% , 3/20/40 .................................... Japan 310,000,000 2,104,335
0.3% , 6/20/46 .................................... Japan 171,000,000 716,052
0.8% , 3/20/47 .................................... Japan 93,000,000 430,483
2.2% , 3/20/51 .................................... Japan 212,000,000 1,228,392
2.1% , 9/20/54 .................................... Japan 90,000,000 488,840
0.5% , 3/20/60 .................................... Japan 102,000,000 305,226
b
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 260,000 252,593
Malaysia Government Bond , 3.582% , 7/15/32 ..............
Malaysia 2,280,000 MYR 542,544
Mexican Bonos Desarr Fixed Rate , M , 7.75% , 5/29/31 ........
Mexico 10,900,000 MXN 548,660
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 450,000 388,719
b
Netherlands Government Bond ,
144A, Reg S, 0.5% , 7/15/26 .......................... Netherlands 300,000 EUR 337,899
144A, Reg S, 0.25% , 7/15/29 ......................... Netherlands 290,000 EUR 306,566
144A, Reg S, 3.75% , 1/15/42 ......................... Netherlands 410,000 EUR 501,694
New Zealand Government Bond , 3% , 4/20/29 ..............
New Zealand 380,000 NZD 218,973
b
Norway Government Bond , Senior Bond , 144A, Reg S, 1.75% ,
2/17/27 ......................................... Norway 1,880,000 NOK 176,970
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 420,000 450,912
b
Paraguay Government Bond ,
Senior Bond , Reg S, 4.7% , 3/27/27 .................... Paraguay 200,000 199,850
Senior Bond , Reg S, 4.95% , 4/28/31 ................... Paraguay 370,000 368,157
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 580,000 523,409
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 260,000 265,571
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 145,000 138,305
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 360,000 375,112
Poland Government Bond , 5.75% , 4/25/29 ................
Poland 1,480,000 PLN 410,342
b
Portugal Obrigacoes do Tesouro OT , Senior Bond , 144A, Reg S,
0.3% , 10/17/31 ................................... Portugal 320,000 EUR 317,536
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 270,000 260,487
Province of Ontario Canada ,
6.5% , 3/08/29 .................................... Canada 970,000 CAD 782,552
2.9% , 12/02/46 ................................... Canada 1,340,000 CAD 743,528
Senior Bond , 3.65% , 6/02/33 ......................... Canada 170,000 CAD 122,162
b
Romania Government Bond , Senior Bond , Reg S, 5.625% ,
2/22/36 ......................................... Romania 250,000 EUR 279,612

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Romanian Government Bond , Senior Bond , 144A, 3% , 2/14/31 . Romania 450,000 $ 394,649
South Africa Government Bond , Senior Bond , 4.85% , 9/27/27 ..
South Africa 400,000 397,975
b
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 250,000 253,043
b
Spain Bonos Y Obligaciones del Estado ,
Senior Bond , 144A, Reg S, 1.95% , 4/30/26 .............. Spain 850,000 EUR 970,052
Senior Bond , 144A, Reg S, 2.9% , 10/31/46 .............. Spain 210,000 EUR 207,424
b
Spain Government Bond ,
144A, Reg S, 5.15% , 10/31/28 ........................ Spain 800,000 EUR 993,572
Senior Bond , 144A, Reg S, 3.55% , 10/31/33 ............. Spain 1,010,000 EUR 1,195,241
Senior Bond , 144A, Reg S, 5.15% , 10/31/44 ............. Spain 410,000 EUR 553,674
Senior Bond , 144A, Reg S, 1% , 10/31/50 ................ Spain 50,000 EUR 30,782
b
Sweden Government Bond ,
Reg S, 1% , 11/12/26 ............................... Sweden 6,950,000 SEK 702,009
Reg S, 3.5% , 3/30/39 ............................... Sweden 660,000 SEK 74,205
b
Switzerland Government Bond ,
Reg S, 4% , 4/08/28 ................................ Switzerland 540,000 CHF 737,731
Reg S, 1.5% , 4/30/42 ............................... Switzerland 290,000 CHF 410,802
Thailand Government Bond ,
Senior Bond , 2% , 12/17/31 ........................... Thailand 15,700,000 THB 498,172
Senior Bond , 2.41% , 3/17/35 ......................... Thailand 15,500,000 THB 512,778
b
United Kingdom Gilt ,
Reg S, 6% , 12/07/28 ............................... United Kingdom 420,000 GBP 594,100
Reg S, 3.5% , 7/22/68 ............................... United Kingdom 610,000 GBP 568,026
Uruguay Government Bond ,
Senior Bond , 4.375% , 1/23/31 ........................ Uruguay 100,000 99,700
e
Senior Bond , PIK, 7.875% , 1/15/33 .................... Uruguay 475,000 563,136
Total Foreign Government and Agency Securities (Cost $ 78,140,842 ) ............
73,002,425
Asset-Backed Securities 5.2%
Capital Markets 0.2%
b ,f
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.768% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 512,000 513,204
Financial Services 5.0%
b ,f
AIMCO CLO 17 Ltd. , 2022-17A , A1R , 144A, FRN , 5.682% ,
( 3-month SOFR + 1.35% ), 7/20/37 . .................... Jersey 350,000 350,832
b ,f
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.765% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 250,000 251,044
b ,f
Apex Credit CLO Ltd. , 2024-2A , A , 144A, FRN , 5.838% , ( 3-month
SOFR + 1.52% ), 7/25/37 . ............................ United States 250,000 250,875
b ,f
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 5.482% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 250,000 250,300
b ,f ,g
Battalion CLO 18 Ltd. , 2020-18A , ARR , 144A, FRN , Zero Cpn.,
( 3-month SOFR + 1.18% ), 10/15/36 . ................... United States 260,000 260,195
b
Bayview Opportunity Master Fund VII Trust , 2023-1A , A , 144A,
6.93% , 10/28/60 . .................................. United States 139,137 140,750
b ,f
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.725% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 250,000 251,000
b ,f
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.955% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 150,000 150,663
f
Carrington Mortgage Loan Trust , 2006-NC2 , A4 , FRN , 4.947% ,
( 1-month SOFR + 0.594% ), 6/25/36 . ................... United States 100,422 94,722
b ,f
CBAM Ltd. , 2017-2A , AR , 144A, FRN , 5.774% , ( 3-month SOFR +
1.452% ), 7/17/34 . ................................. United States 175,000 175,140
b ,f
CIFC Funding Ltd. , 2021-4A , AR , 144A, FRN , 5.679% , ( 3-month
SOFR + 1.36% ), 7/23/37 . ............................ United States 250,000 250,742

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b ,f
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.805% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 250,000 $ 251,530
b ,f
Elevation CLO Ltd. ,
2018-10A , AR , 144A, FRN , 5.245% , ( 3-month SOFR + 0.92% ),
10/20/31 ........................................ United States 189,081 189,170
2021-13A , A1R , 144A, FRN , 5.378% , ( 3-month SOFR +
1.06% ), 7/15/34 ................................... United States 250,000 250,189
b ,f
Ellington CLO III Ltd. , 2018-3A , B , 144A, FRN , 6.587% , ( 3-month
SOFR + 2.262% ), 7/20/30 . ........................... United States 105,285 105,594
b ,f
Elmwood CLO 27 Ltd. , 2024-3A , A , 144A, FRN , 5.849% ,
( 3-month SOFR + 1.52% ), 4/18/37 . .................... United States 300,000 301,083
b ,f
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.705% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 250,000 250,654
b ,f
Elmwood CLO I Ltd. , 2019-1A , A1RR , 144A, FRN , 5.845% ,
( 3-month SOFR + 1.52% ), 4/20/37 . .................... United States 225,000 225,877
b ,f
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.709% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 250,000 250,831
b ,f
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.825% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 250,000 250,927
h
GSAA Home Equity Trust , 2006-15 , AF3A , FRN , 5.882% , 9/25/36 . United States 835,598 262,524
b ,f
Hayfin US XIV Ltd. , 2021-14A , A1 , 144A, FRN , 5.817% , ( 3-month
SOFR + 1.492% ), 7/20/34 . ........................... United States 250,000 250,214
b ,f
ICG US CLO Ltd. , 2017-1A , ARR , 144A, FRN , 5.745% , ( 3-month
SOFR + 1.432% ), 7/28/34 . ........................... United States 500,000 502,794
b ,f
J.P. Morgan Mortgage Trust , 2023-HE2 , A1 , 144A, FRN , 6.048% ,
( 30-day SOFR Average + 1.7% ), 3/20/54 . ................ United States 217,304 218,676
b ,f
Neuberger Berman CLO XVII Ltd. , 2014-17A , AR3 , 144A, FRN ,
5.732% , ( 3-month SOFR + 1.4% ), 7/22/38 . ............... United States 300,000 301,066
b ,f
Neuberger Berman Loan Advisers CLO 25 Ltd. , 2017-25A , AR2 ,
144A, FRN , 5.729% , ( 3-month SOFR + 1.4% ), 7/18/38 . ..... United States 250,000 250,860
b ,f ,g
Northwoods Capital 27 Ltd. , 2021-27A , A1R , 144A, FRN , Zero
Cpn., ( 3-month SOFR + 1.18% ), 10/17/34 . ............... United States 380,000 380,285
f
NovaStar Mortgage Funding Trust , 2006-5 , A2C , FRN , 4.807% ,
( 1-month SOFR + 0.454% ), 11/25/36 . ................... United States 954,458 290,973
b ,f
Oaktree CLO Ltd. ,
2019-4A , ARR , 144A, FRN , 5.835% , ( 3-month SOFR + 1.51% ),
7/20/37 ......................................... United States 250,000 250,564
2021-1A , A1R , 144A, FRN , 5.668% , ( 3-month SOFR + 1.35% ),
1/15/38 ......................................... United States 250,000 250,940
b ,f
OHA Loan Funding Ltd. , 2016-1A , A1R2 , 144A, FRN , 5.785% ,
( 3-month SOFR + 1.46% ), 7/20/37 . .................... United States 427,000 429,610
b ,f
Palmer Square CLO Ltd. , 2021-3A , B , 144A, FRN , 6.229% ,
( 3-month SOFR + 1.912% ), 1/15/35 . ................... United States 400,000 400,795
b ,f
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.764% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 225,135 226,038
f
Renaissance Home Equity Loan Trust , 2003-4 , A1 , FRN , 5.507% ,
( 1-month SOFR + 1.154% ), 3/25/34 . ................... United States 116,314 105,719
b ,f
Rockland Park CLO Ltd. , 2021-1A , B , 144A, FRN , 6.237% ,
( 3-month SOFR + 1.912% ), 4/20/34 . ................... United States 350,000 350,000
b ,f
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.708% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 250,000 251,000
b ,f
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 5.218% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 422,474 422,096
b ,f
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.839% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 123,910 124,218
f
WaMu Asset-Backed Certificates Trust , 2006-HE2 , A3 , FRN ,
4.767% , ( 1-month SOFR + 0.414% ), 5/25/36 . ............. United States 438,287 338,650

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b ,f
Wise CLO Ltd. , 2024-2A , A , 144A, FRN , 5.778% , ( 3-month SOFR
+ 1.46% ), 7/15/37 . ................................. United States 400,000 $ 400,847
10,509,987
a a a a a a
Total Asset-Backed Securities (Cost $ 11,392,073 ) .............................
11,023,191
Commercial Mortgage-Backed Securities 5.2%
Financial Services 5.2%
b ,f
AREIT Trust , 2022-CRE6 , A , 144A, FRN , 5.597% , ( 30-day SOFR
Average + 1.25% ), 1/20/37 ........................... United States 193,294 193,574
h ,i
BANK ,
2019-BN20 , XA , IO, FRN , 0.807% , 9/15/62 .............. United States 8,806,063 250,614
2020-BN30 , XA , IO, FRN , 1.266% , 12/15/53 ............. United States 6,907,053 349,507
Barclays Commercial Mortgage Trust , 2019-C3 , B , 4.096% ,
5/15/52 ......................................... United States 246,000 231,382
h ,i
BBCMS Mortgage Trust , 2020-C8 , XA , IO, FRN , 1.805% ,
10/15/53 ........................................ United States 4,550,118 300,356
h
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 323,000 303,097
h
CFCRE Commercial Mortgage Trust ,
b
2011-C2 , E , 144A, FRN , 5.249% , 12/15/47 ............... United States 230,000 214,598
2017-C8 , B , FRN , 4.199% , 6/15/50 .................... United States 210,000 201,007
h
Citigroup Commercial Mortgage Trust ,
2015-P1 , C , FRN , 4.37% , 9/15/48 ..................... United States 322,000 320,058
2016-P6 , A5 , FRN , 3.72% , 12/10/49 .................... United States 238,000 231,266
COMM Mortgage Trust ,
h
2013-CR13 , C , FRN , 4.944% , 11/10/46 ................. United States 74,032 70,607
b,h
2013-CR13 , D , 144A, FRN , 4.944% , 11/10/46 ............ United States 280,000 163,097
h
2014-CR14 , C , FRN , 3.705% , 2/10/47 .................. United States 52,000 49,427
h
2014-CR17 , C , FRN , 4.779% , 5/10/47 .................. United States 459,000 422,063
2014-UBS3 , AM , 4.012% , 6/10/47 ..................... United States 148,810 142,653
h
2014-UBS6 , C , FRN , 4.41% , 12/10/47 .................. United States 46,723 46,157
h
2015-CR22 , AM , FRN , 3.603% , 3/10/48 ................. United States 107,559 105,731
h
2015-LC19 , C , FRN , 4.105% , 2/10/48 .................. United States 367,000 355,367
b ,h ,i
Credit Suisse Commercial Mortgage Trust ,
2006-C4 , AX , IO, 144A, FRN , 0.869% , 9/15/39 ............ United States 716 3
2007-C2 , AX , IO, 144A, FRN , 0.048% , 1/15/49 ............ United States 615,694 107
CSAIL Commercial Mortgage Trust ,
h
2015-C1 , C , FRN , 3.831% , 4/15/50 .................... United States 371,000 338,642
h
2015-C2 , B , FRN , 4.208% , 6/15/57 .................... United States 253,000 245,830
2016-C6 , AS , 3.346% , 1/15/49 ........................ United States 254,000 246,921
h
CSMC Trust , 2016-NXSR , AS , FRN , 4.049% , 12/15/49 ....... United States 267,000 258,414
b ,h
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.351% ,
8/10/44 ......................................... United States 571,544 549,223
b ,f
FNMA Multi-family Connecticut Avenue Securities Trust , 2019-01 ,
M10 , 144A, FRN , 7.714% , ( 30-day SOFR Average + 3.364% ),
10/25/49 ........................................ United States 435,156 442,486
b ,h
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2012-
LC9 , D , 144A, FRN , 3.571% , 12/15/47 .................. United States 441,000 419,546
h
JPMBB Commercial Mortgage Securities Trust ,
i
2014-C22 , XA , IO, FRN , 0.398% , 9/15/47 ................ United States 529,321 5
2014-C23 , B , FRN , 4.548% , 9/15/47 ................... United States 188,000 175,039
i
2015-C33 , XA , IO, FRN , 0.837% , 12/15/48 ............... United States 1,759,637 1,676
h ,i
JPMCC Commercial Mortgage Securities Trust , 2019-COR5 , XA ,
IO, FRN , 1.45% , 6/13/52 ............................ United States 7,415,860 313,993
h
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C10 , B , FRN , 3.979% , 7/15/46 ................... United States 488,977 459,799

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
h
Morgan Stanley Bank of America Merrill Lynch Trust, (continued)
b
2013-C9 , D , 144A, FRN , 3.8% , 5/15/46 ................. United States 274,000 $ 248,883
2015-C22 , C , FRN , 3.984% , 4/15/48 ................... United States 659,000 572,943
2015-C24 , B , FRN , 4.3% , 5/15/48 ..................... United States 175,297 174,455
2015-C24 , C , FRN , 4.3% , 5/15/48 ..................... United States 313,000 306,523
h
Morgan Stanley Capital I Trust , 2015-UBS8 , B , FRN , 4.315% ,
12/15/48 ........................................ United States 203,000 195,266
h ,i
UBS Commercial Mortgage Trust , 2017-C7 , XA , IO, FRN ,
0.971% , 12/15/50 .................................. United States 5,295,387 102,851
Wells Fargo Commercial Mortgage Trust ,
h
2015-C30 , C , FRN , 4.548% , 9/15/58 ................... United States 84,405 84,059
2015-C31 , AS , 4.049% , 11/15/48 ...................... United States 293,000 291,450
2016-BNK1 , AS , 2.814% , 8/15/49 ...................... United States 707,000 674,564
h,i
2016-LC25 , XA , IO, FRN , 0.814% , 12/15/59 .............. United States 3,795,811 28,082
2017-RC1 , AS , 3.844% , 1/15/60 ....................... United States 182,000 177,538
2017-RC1 , C , 4.591% , 1/15/60 ........................ United States 199,000 189,095
h,i
2019-C52 , XA , IO, FRN , 1.558% , 8/15/52 ................ United States 3,039,156 149,124
h
2020-C57 , C , FRN , 4.023% , 8/15/53 ................... United States 167,000 151,123
h
WFRBS Commercial Mortgage Trust ,
2013-C11 , C , FRN , 4.01% , 3/15/45 .................... United States 295,000 282,968
i
2013-C14 , XA , IO, FRN , 0.329% , 6/15/46 ................ United States 188,411 2
11,031,171
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 11,373,145 ) ..............
11,031,171
Mortgage-Backed Securities 20.4%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.4%
FHLMC Pool, 30 Year , 3.5%, 4/01/52 ..................... United States 883,738 796,849
FHLMC Pool, 30 Year , 4%, 5/01/52 ...................... United States 909,995 841,800
FHLMC Pool, 30 Year , 6%, 9/01/53 ...................... United States 1,354,404 1,386,427
3,025,076
Federal National Mortgage Association (FNMA) Fixed Rate 13.4%
FNMA, 20 Year , 1.5%, 11/01/41 ......................... United States 514,392 418,428
FNMA, 30 Year , 3.5%, 11/01/51 ......................... United States 844,452 756,760
FNMA, 30 Year , 6%, 9/01/54 ........................... United States 1,048,994 1,064,761
j
Uniform Mortgage-Backed Securities , 2% , TBA, 8/25/55 ...... United States 5,000,000 3,912,770
j
Uniform Mortgage-Backed Securities , 2.5% , TBA, 8/25/55 ..... United States 5,000,000 4,097,692
j
Uniform Mortgage-Backed Securities , 3% , TBA, 8/25/55 ...... United States 2,000,000 1,711,929
j
Uniform Mortgage-Backed Securities , 3.5% , TBA, 8/25/55 ..... United States 1,000,000 893,462
j
Uniform Mortgage-Backed Securities , 4% , TBA, 8/25/55 ...... United States 3,000,000 2,767,319
j
Uniform Mortgage-Backed Securities , 5.5% , TBA, 8/25/55 ..... United States 6,000,000 5,969,172
j
Uniform Mortgage-Backed Securities , 6% , TBA, 8/25/55 ...... United States 2,000,000 2,027,956
j
Uniform Mortgage-Backed Securities , 6.5% , TBA, 8/25/55 ..... United States 5,000,000 5,157,843
28,778,092
Government National Mortgage Association (GNMA) Fixed Rate 5.6%
j
GNMA II, Single-family, 30 Year , 3%, 8/15/55 ............... United States 1,000,000 873,933
GNMA II, Single-family, 30 Year , 4%, 2/20/48 ............... United States 1,657,191 1,546,027
j
GNMA II, Single-family, 30 Year , 4%, 8/15/55 ............... United States 1,000,000 921,088
j
GNMA II, Single-family, 30 Year , 4.5%, 8/15/55 ............. United States 5,000,000 4,738,285
j
GNMA II, Single-family, 30 Year , 5.5%, 8/15/55 ............. United States 2,000,000 1,995,227

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 6%, 11/20/53 .............. United States 1,742,628 $ 1,802,379
11,876,939
Total Mortgage-Backed Securities (Cost $ 43,411,993 ) ..........................
43,680,107
Residential Mortgage-Backed Securities 9.2%
Financial Services 9.2%
b
A&D Mortgage Trust , 2023-NQM5 , A1 , 144A, 7.049% , 11/25/68 . United States 655,674 663,394
f
Alternative Loan Trust ,
2006-OA10 , 1A1 , FRN , 4.929% , ( 12-month average of 1-year
CMT + 0.96% ), 8/25/46 ............................. United States 88,191 79,419
2006-OA10 , 4A1 , FRN , 4.847% , ( 1-month SOFR + 0.494% ),
8/25/46 ......................................... United States 232,068 197,501
2006-OA19 , A1 , FRN , 4.645% , ( 1-month SOFR + 0.294% ),
2/20/47 ......................................... United States 127,006 101,653
2006-OA7 , 1A2 , FRN , 4.909% , ( 12-month average of 1-year
CMT + 0.94% ), 6/25/46 ............................. United States 166,957 163,791
b
Angel Oak Mortgage Trust , 2024-9 , A1 , 144A, 5.138% , 9/25/69 . United States 286,156 283,957
b ,h
Arroyo Mortgage Trust , 2019-3 , A3 , 144A, FRN , 3.416% ,
10/25/48 ........................................ United States 53,113 50,395
f
BankUnited Trust , 2005-1 , 1A1 , FRN , 5.067% , ( 1-month SOFR +
0.714% ), 9/25/45 .................................. United States 52,197 48,953
b
BRAVO Residential Funding Trust , 2024-NQM2 , A1 , 144A,
6.285% , 2/25/64 ................................... United States 157,743 158,712
b ,f
Chase Home Lending Mortgage Trust , 2025-7 , A11 , 144A, FRN ,
5.75% , ( 30-day SOFR Average + 1.4% ), 5/25/56 .......... United States 113,451 113,521
b ,f
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 4.647% ,
( 1-month SOFR + 0.294% ), 11/25/47 ................... United States 142,739 126,270
b
COLT Mortgage Loan Trust ,
h
2020-2 , A2 , 144A, FRN , 3.094% , 3/25/65 ................ United States 159,539 158,406
2023-3 , A1 , 144A, 7.18% , 9/25/68 ..................... United States 659,006 667,455
b
Cross Mortgage Trust ,
2024-H1 , A1 , 144A, 6.085% , 12/25/68 .................. United States 285,222 286,674
2024-H3 , A1 , 144A, 6.272% , 6/25/69 ................... United States 258,031 260,361
2024-H4 , A1 , 144A, 6.147% , 7/25/69 ................... United States 581,902 585,974
b ,h
FHLMC Seasoned Credit Risk Transfer Trust , 2017-2 , M1 , 144A,
FRN , 4% , 8/25/56 ................................. United States 76,088 75,746
f
FHLMC STACR Debt Notes , 2015-DNA3 , M3 , FRN , 9.164% , ( 30-
day SOFR Average + 4.814% ), 4/25/28 ................. United States 228,266 230,280
b ,f
FHLMC STACR REMIC Trust ,
2021-DNA5 , M2 , 144A, FRN , 6% , ( 30-day SOFR Average +
1.65% ), 1/25/34 ................................... United States 62,027 62,271
2021-DNA6 , M2 , 144A, FRN , 5.85% , ( 30-day SOFR Average +
1.5% ), 10/25/41 ................................... United States 335,716 337,322
2021-DNA7 , M2 , 144A, FRN , 6.15% , ( 30-day SOFR Average +
1.8% ), 11/25/41 ................................... United States 889,000 895,849
2021-HQA4 , M1 , 144A, FRN , 5.3% , ( 30-day SOFR Average +
0.95% ), 12/25/41 .................................. United States 81,591 81,582
2022-DNA2 , M1A , 144A, FRN , 5.65% , ( 30-day SOFR Average
+ 1.3% ), 2/25/42 .................................. United States 79,207 79,366
2022-DNA3 , M1B , 144A, FRN , 7.25% , ( 30-day SOFR Average
+ 2.9% ), 4/25/42 .................................. United States 30,000 30,926
2022-DNA5 , M1A , 144A, FRN , 7.3% , ( 30-day SOFR Average +
2.95% ), 6/25/42 ................................... United States 275,602 281,792
2022-DNA6 , M1A , 144A, FRN , 6.5% , ( 30-day SOFR Average +
2.15% ), 9/25/42 ................................... United States 11,231 11,321

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,f
FHLMC STACR REMIC Trust, (continued)
2022-DNA6 , M1B , 144A, FRN , 8.05% , ( 30-day SOFR Average
+ 3.7% ), 9/25/42 .................................. United States 24,000 $ 25,231
2022-HQA1 , M1A , 144A, FRN , 6.45% , ( 30-day SOFR Average
+ 2.1% ), 3/25/42 .................................. United States 10,920 10,982
2022-HQA2 , M1A , 144A, FRN , 7% , ( 30-day SOFR Average +
2.65% ), 7/25/42 ................................... United States 438,070 448,429
2022-HQA3 , M1A , 144A, FRN , 6.65% , ( 30-day SOFR Average
+ 2.3% ), 8/25/42 .................................. United States 101,869 103,793
2023-DNA1 , M1A , 144A, FRN , 6.45% , ( 30-day SOFR Average
+ 2.1% ), 3/25/43 .................................. United States 159,389 162,003
2023-HQA2 , M1A , 144A, FRN , 6.35% , ( 30-day SOFR Average
+ 2% ), 6/25/43 .................................... United States 60,516 60,866
2023-HQA3 , A1 , 144A, FRN , 6.2% , ( 30-day SOFR Average +
1.85% ), 11/25/43 .................................. United States 131,374 132,980
2023-HQA3 , M1 , 144A, FRN , 6.2% , ( 30-day SOFR Average +
1.85% ), 11/25/43 .................................. United States 72,364 72,972
2024-DNA1 , A1 , 144A, FRN , 5.7% , ( 30-day SOFR Average +
1.35% ), 2/25/44 ................................... United States 148,876 149,660
2024-DNA2 , A1 , 144A, FRN , 5.6% , ( 30-day SOFR Average +
1.25% ), 5/25/44 ................................... United States 117,284 117,835
2025-DNA1 , A1 , 144A, FRN , 5.3% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 58,263 58,332
f
FNMA Connecticut Avenue Securities Trust ,
2015-C04 , 1M2 , FRN , 10.164% , ( 30-day SOFR Average +
5.814% ), 4/25/28 .................................. United States 192,029 194,324
2016-C01 , 1M2 , FRN , 11.214% , ( 30-day SOFR Average +
6.864% ), 8/25/28 .................................. United States 77,670 79,742
2016-C01 , 2M2 , FRN , 11.414% , ( 30-day SOFR Average +
7.064% ), 8/25/28 .................................. United States 43,958 45,119
2016-C02 , 1M2 , FRN , 10.464% , ( 30-day SOFR Average +
6.114% ), 9/25/28 .................................. United States 27,489 27,971
2016-C03 , 2M2 , FRN , 10.364% , ( 30-day SOFR Average +
6.014% ), 10/25/28 ................................. United States 18,867 19,396
2017-C02 , 2M2C , FRN , 8.114% , ( 30-day SOFR Average +
3.764% ), 9/25/29 .................................. United States 69,383 70,362
2017-C06 , 1M2B , FRN , 7.114% , ( 30-day SOFR Average +
2.764% ), 2/25/30 .................................. United States 2,676 2,679
2017-C06 , 2M2 , FRN , 7.264% , ( 30-day SOFR Average +
2.914% ), 2/25/30 .................................. United States 93,070 94,770
2017-C06 , 2M2C , FRN , 7.264% , ( 30-day SOFR Average +
2.914% ), 2/25/30 .................................. United States 53,125 54,095
2018-C02 , 2M2 , FRN , 6.664% , ( 30-day SOFR Average +
2.314% ), 8/25/30 .................................. United States 12,286 12,487
b
2019-HRP1 , M2 , 144A, FRN , 6.614% , ( 30-day SOFR Average
+ 2.264% ), 11/25/39 ................................ United States 2,318 2,319
b
2021-R03 , 1M2 , 144A, FRN , 6% , ( 30-day SOFR Average +
1.65% ), 12/25/41 .................................. United States 296,000 297,919
b
2022-R01 , 1M1 , 144A, FRN , 5.35% , ( 30-day SOFR Average +
1% ), 12/25/41 .................................... United States 32,095 32,099
b
2022-R01 , 1M2 , 144A, FRN , 6.25% , ( 30-day SOFR Average +
1.9% ), 12/25/41 ................................... United States 264,000 266,996
b
2022-R02 , 2M1 , 144A, FRN , 5.55% , ( 30-day SOFR Average +
1.2% ), 1/25/42 .................................... United States 89,463 89,497
b
2022-R02 , 2M2 , 144A, FRN , 7.35% , ( 30-day SOFR Average +
3% ), 1/25/42 ..................................... United States 427,000 437,568
b
2022-R03 , 1M2 , 144A, FRN , 7.85% , ( 30-day SOFR Average +
3.5% ), 3/25/42 .................................... United States 127,000 131,661

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
f
FNMA Connecticut Avenue Securities Trust, (continued)
b
2022-R04 , 1M2 , 144A, FRN , 7.45% , ( 30-day SOFR Average +
3.1% ), 3/25/42 .................................... United States 120,000 $ 123,769
b
2022-R06 , 1M1 , 144A, FRN , 7.1% , ( 30-day SOFR Average +
2.75% ), 5/25/42 ................................... United States 24,467 24,995
b
2022-R07 , 1M1 , 144A, FRN , 7.3% , ( 30-day SOFR Average +
2.95% ), 6/25/42 ................................... United States 90,823 93,068
b
2022-R08 , 1M1 , 144A, FRN , 6.9% , ( 30-day SOFR Average +
2.55% ), 7/25/42 ................................... United States 106,891 109,482
b
2022-R09 , 2M1 , 144A, FRN , 6.85% , ( 30-day SOFR Average +
2.5% ), 9/25/42 .................................... United States 61,410 62,365
b
2023-R01 , 1M1 , 144A, FRN , 6.75% , ( 30-day SOFR Average +
2.4% ), 12/25/42 ................................... United States 43,667 44,644
b
2023-R02 , 1M1 , 144A, FRN , 6.65% , ( 30-day SOFR Average +
2.3% ), 1/25/43 .................................... United States 86,470 88,487
b
2023-R06 , 1M1 , 144A, FRN , 6.05% , ( 30-day SOFR Average +
1.7% ), 7/25/43 .................................... United States 44,370 44,645
b
2023-R07 , 2M1 , 144A, FRN , 6.3% , ( 30-day SOFR Average +
1.95% ), 9/25/43 ................................... United States 37,240 37,505
b
2024-R02 , 1M1 , 144A, FRN , 5.45% , ( 30-day SOFR Average +
1.1% ), 2/25/44 .................................... United States 7,931 7,937
b
2024-R03 , 2M1 , 144A, FRN , 5.5% , ( 30-day SOFR Average +
1.15% ), 3/25/44 ................................... United States 38,332 38,395
b
2024-R04 , 1M1 , 144A, FRN , 5.45% , ( 30-day SOFR Average +
1.1% ), 5/25/44 .................................... United States 66,314 66,339
b
2024-R05 , 2M1 , 144A, FRN , 5.35% , ( 30-day SOFR Average +
1% ), 7/25/44 ..................................... United States 16,607 16,613
b
2024-R06 , 1A1 , 144A, FRN , 5.5% , ( 30-day SOFR Average +
1.15% ), 9/25/44 ................................... United States 311,440 312,199
b
2024-R06 , 1M1 , 144A, FRN , 5.4% , ( 30-day SOFR Average +
1.05% ), 9/25/44 ................................... United States 47,377 47,377
b
2025-R01 , 1A1 , 144A, FRN , 5.3% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 87,836 87,832
b
2025-R01 , 1M1 , 144A, FRN , 5.45% , ( 30-day SOFR Average +
1.1% ), 1/25/45 .................................... United States 91,730 91,901
b
2025-R02 , 1A1 , 144A, FRN , 5.35% , ( 30-day SOFR Average +
1% ), 2/25/45 ..................................... United States 140,099 140,178
b
2025-R02 , 1M1 , 144A, FRN , 5.5% , ( 30-day SOFR Average +
1.15% ), 2/25/45 ................................... United States 394,075 394,448
b
2025-R04 , 1A1 , 144A, FRN , 5.35% , ( 30-day SOFR Average +
1% ), 5/25/45 ..................................... United States 134,173 134,246
b
2025-R04 , 1M1 , 144A, FRN , 5.55% , ( 30-day SOFR Average +
1.2% ), 5/25/45 .................................... United States 356,187 357,237
b
J.P. Morgan Mortgage Trust ,
2024-VIS2 , A1 , 144A, 5.853% , 11/25/64 ................. United States 558,165 560,767
f
2025-2 , A11 , 144A, FRN , 5.6% , ( 30-day SOFR Average +
1.25% ), 7/25/55 ................................... United States 644,579 643,899
b
Legacy Mortgage Asset Trust , 2021-GS3 , A1 , 144A, 5.75% ,
7/25/61 ......................................... United States 203,130 202,807
b
MFA Trust , 2023-INV2 , A1 , 144A, 6.775% , 10/25/58 ......... United States 820,452 827,828
b ,h
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.378% , 8/26/47 .............................. United States 39,394 39,322
b
Morgan Stanley Residential Mortgage Loan Trust ,
f
2024-3 , AF , 144A, FRN , 5.7% , ( 30-day SOFR Average +
1.35% ), 7/25/54 ................................... United States 140,684 140,563
2024-NQM2 , A1 , 144A, 6.386% , 5/25/69 ................ United States 274,173 276,507
b ,f
New Residential Mortgage Loan Trust , 2018-4A , A1M , 144A,
FRN , 5.367% , ( 1-month SOFR + 1.014% ), 1/25/48 ......... United States 28,442 27,977

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
OBX Trust , 2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 ......... United States 305,506 $ 308,597
b ,h
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 80,457 77,992
b ,f
Radnor Re Ltd. , 2024-1 , M1A , 144A, FRN , 6.35% , ( 30-day SOFR
Average + 2% ), 9/25/34 ............................. United States 56,743 56,805
b
Saluda Grade Alternative Mortgage Trust , 2024-RTL4 , A1 , 144A,
7.5% , 2/25/30 .................................... United States 812,000 816,479
b ,f
Station Place Securitization Trust ,
2024-10 , A , 144A, FRN , 5.251% , ( 1-month SOFR + 0.9% ),
10/27/25 ........................................ United States 750,000 753,695
2024-5 , A , 144A, FRN , 5.251% , ( 1-month SOFR + 0.9% ),
8/04/25 ......................................... United States 685,000 685,326
2025-1 , A , 144A, FRN , 5.251% , ( 1-month SOFR + 0.9% ),
7/23/26 ......................................... United States 752,000 752,171
2025-3 , A , 144A, FRN , 5.251% , ( 1-month SOFR + 0.9% ),
9/23/26 ......................................... United States 760,000 760,000
f
Structured Asset Mortgage Investments II Trust , 2007-AR7 , 1A1 ,
FRN , 5.317% , ( 1-month SOFR + 0.964% ), 5/25/47 ......... United States 272,408 220,579
b
Verus Securitization Trust , 2024-1 , A1 , 144A, 5.712% , 1/25/69 . United States 516,372 516,789
b ,h
Vista Point Securitization Trust , 2020-2 , A2 , 144A, FRN , 1.986% ,
4/25/65 ......................................... United States 35,974 34,629
f
WaMu Mortgage Pass-Through Certificates Trust ,
2005-AR1 , A1B , FRN , 5.247% , ( 1-month SOFR + 0.894% ),
1/25/45 ......................................... United States 83,965 80,614
2005-AR13 , A1C3 , FRN , 5.447% , ( 1-month SOFR + 1.094% ),
10/25/45 ........................................ United States 76,361 75,509
2005-AR2 , 2A1B , FRN , 5.207% , ( 1-month SOFR + 0.854% ),
1/25/45 ......................................... United States 80,158 79,596
2005-AR9 , A1C3 , FRN , 5.427% , ( 1-month SOFR + 1.074% ),
7/25/45 ......................................... United States 147,618 143,890
19,640,981
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 19,508,866 ) ...............
19,640,981
Agency Commercial Mortgage-Backed Securities 5.3%
Financial Services 5.3%
FHLMC ,
f
406 , F30 , FRN , 5.5% , ( 30-day SOFR Average + 1.15% ),
10/25/53 ........................................ United States 232,375 233,698
i
5077 , GI , IO, 3.5% , 2/25/51 .......................... United States 2,939,724 551,066
i
5116 , BI , IO, 4% , 1/25/50 ............................ United States 4,065,765 834,906
h ,i
FHLMC, Multi-family Structured Pass-Through Certificates ,
K098 , X1 , IO, FRN , 1.137% , 8/25/29 ................... United States 2,736,268 106,122
K113 , XAM , IO, FRN , 1.583% , 6/25/30 .................. United States 2,243,000 151,021
FNMA ,
f,i
2019-42 , SA , IO, FRN , 1.586% , ( 30-day SOFR Average +
5.936% ), 8/25/49 .................................. United States 2,360,862 261,673
i
2021-14 , CI , IO, 4.5% , 11/25/49 ....................... United States 4,459,506 970,392
i
2022-13 , CI , IO, 3% , 12/25/51 ........................ United States 4,088,772 624,093
i
2023-49 , IA , IO, 3% , 8/25/46 ......................... United States 377,382 48,183
f
2024-103 , FB , FRN , 5.3% , ( 30-day SOFR Average + 0.95% ),
1/25/55 ......................................... United States 1,024,381 1,023,196
f
2024-105 , FC , FRN , 5.35% , ( 30-day SOFR Average + 1% ),
1/25/55 ......................................... United States 1,008,027 1,007,653

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
i
GNMA ,
f
2010-171 , SB , IO, FRN , 1.996% , ( 1-month SOFR + 6.336% ),
12/16/40 ........................................ United States 302,830 $ 36,145
2014-102 , IG , IO, 3.5% , 3/16/41 ....................... United States 70,749 1,385
2014-76 , IO, 5% , 5/20/44 ............................ United States 175,401 36,631
h
2014-H12 , BI , IO, FRN , 1.544% , 5/20/64 ................ United States 983,620 33,270
h
2014-H21 , AI , IO, FRN , 2.171% , 10/20/64 ............... United States 881,489 29,607
h
2015-H25 , AI , IO, FRN , 1.608% , 9/20/65 ................ United States 803,050 11,059
h
2015-H26 , DI , IO, FRN , 2.334% , 10/20/65 ............... United States 670,530 29,567
h
2015-H26 , EI , IO, FRN , 1.739% , 10/20/65 ............... United States 724,715 23,219
2016-75 , LI , IO, 6% , 1/20/40 ......................... United States 322,681 47,061
h
2016-H23 , NI , IO, FRN , 2.882% , 10/20/66 ............... United States 1,050,656 45,461
h
2017-H02 , BI , IO, FRN , 2.325% , 1/20/67 ................ United States 935,076 35,872
h
2017-H04 , BI , IO, FRN , 2.491% , 2/20/67 ................ United States 1,018,980 41,092
h
2017-H19 , MI , IO, FRN , 2.076% , 4/20/67 ................ United States 681,048 26,350
h
2020-190 , IO, FRN , 1.051% , 11/16/62 .................. United States 3,665,694 279,033
2021-117 , MI , IO, 3.5% , 5/20/42 ....................... United States 2,873,220 455,276
h
2021-17 , IO, FRN , 1.051% , 1/16/61 .................... United States 2,271,273 178,191
2021-182 , TI , IO, 3.5% , 10/20/51 ...................... United States 2,700,569 497,639
h
2021-189 , IO, FRN , 0.882% , 6/16/61 ................... United States 4,768,425 300,242
2021-214 , AI , IO, 4% , 12/20/51 ....................... United States 3,023,318 603,818
2021-97 , NI , IO, 2.5% , 8/20/49 ........................ United States 7,497,973 880,192
2022-160 , IB , IO, 4.5% , 2/20/50 ....................... United States 5,121,242 1,086,611
2022-60 , IY , IO, 3% , 2/20/52 ......................... United States 72,507 10,896
2024-186 , IO, 3% , 9/20/51 ........................... United States 3,325,761 507,879
2024-4 , GI , IO, 5% , 2/20/53 .......................... United States 1,756,040 436,178
11,444,677
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 11,099,257 ) .......
11,444,677
Total Long Term Investments (Cost $ 249,901,287 ) .............................
245,095,889
a
Short Term Investments 1.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.6%
k,l
U.S. Treasury Bills , 4 .21% , 10/02/25 ..................... United States 1,300,000 1,290,498
Total U.S. Government and Agency Securities (Cost $ 1,290,926 ) ................
1,290,498
Shares
Management Investment Companies 0.5%
a,m
Putnam Short Term Investment Fund , Class P , 4.558% ....... United States 1,006,973 1,006,973
Total Management Investment Companies (Cost $ 1,006,973 ) ...................
1,006,973
Total Short Term Investments (Cost $ 2,297,899 ) ...............................
2,297,471
a
Total Investments (Cost $ 252,199,186 ) 115.6% ................................
$247,393,360
TBA Sale Commitments (4.6) % ..............................................
(9,740,766)
Other Assets, less Liabilities (11.0) % ........................................
(23,646,857)
Net Assets 100.0% .........................................................
$214,005,737
a a a

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a
a a
Country
Principal
Amount
*
a Value
n
TBA Sale Commitments (4.6)%
Mortgage-Backed Securities (4.6)%
Federal National Mortgage Association (FNMA) Fixed Rate (3.6)%
Uniform Mortgage-Backed Securities ,
4.5% , TBA, 8/25/55 ................................ United States (3,000,000) $ (2,846,185)
5% , TBA, 8/25/55 .................................. United States (5,000,000) (4,867,160)
(7,713,345)
Government National Mortgage Association (GNMA) Fixed Rate (1.0)%
GNMA II, Single-family, 30 Year , 6% , 8/15/55 ............... United States (2,000,000) (2,027,421)
Total TBA Sale Commitments (Proceeds $ (9,746,445) ) .........................
$(9,740,766)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
See Note 3 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2025, the aggregate value of these securities was $96,319,470, representing 45.0% of net assets.
c
Perpetual security with no stated maturity date.
d
The coupon rate shown represents the rate at period end.
e
Income may be received in additional securities and/or cash.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
A portion or all of the security purchased on a delayed delivery basis.
h
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
i
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
j
Security purchased on a to-be-announced (TBA) basis.
k
The rate shown represents the yield at period end.
l
A portion or all of the security has been segregated as collateral for certain derivative contracts. At July 31, 2025, the value of this security pledged amounted to $1,093,945, representing 0.5% net assets.
m
The rate shown is the annualized seven-day effective yield at period end.
n
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Global Income Trust
Schedule of Investments (unaudited), July 31, 2025
franklintempleton.com
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At July 31, 2025, the Fund had the following futures contracts outstanding.
At July 31, 2025, the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Australia 10 Year Bonds ....................... Long 1 $ 73,125 9/15/25 $ 38
Australia 3 Year Bonds ........................ Long 1 68,964 9/15/25 (94)
Canada 10 Year Bonds ........................ Long 18 1,565,647 9/18/25 (9,896)
Euro-Bobl .................................. Long 6 802,971 9/08/25 (5,335)
Euro-Bund ................................. Long 9 1,332,123 9/08/25 (11,943)
Euro-Buxl .................................. Long 5 669,770 9/08/25 (17,165)
Euro-Schatz ................................ Long 11 1,343,820 9/08/25 (4,408)
Japan 10 Year Bonds ......................... Short 10 9,153,183 9/12/25 52,187
Long Gilt ................................... Long 37 4,503,311 9/26/25 55,772
U.S. Treasury 10 Year Notes .................... Long 33 3,665,062 9/19/25 24,695
U.S. Treasury 10 Year Ultra Notes ................ Long 8 904,625 9/19/25 5,362
U.S. Treasury 2 Year Notes ..................... Short 27 5,588,578 9/30/25 6,287
U.S. Treasury 5 Year Notes ..................... Long 46 4,975,906 9/30/25 13,290
U.S. Treasury Long Bonds ..................... Long 16 1,827,000 9/19/25 34,722
U.S. Treasury Ultra Bonds ...................... Long 14 1,642,375 9/19/25 28,521
Total Futures Contracts ...................................................................... $172,033
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chinese Yuan ...... BOFA Buy 12,109,900 1,694,925 8/20/25 $ — $ (13,298)
Chinese Yuan ...... BOFA Sell 2,619,700 366,658 8/20/25 2,877 —
Chinese Yuan ...... CITI Buy 1,180,300 165,184 8/20/25 — (1,283)
Chinese Yuan ...... GSCO Buy 37,854,500 5,296,187 8/20/25 — (39,568)
Chinese Yuan ...... GSCO Sell 27,090,700 3,790,234 8/20/25 28,317 —
Chinese Yuan ...... HSBK Buy 52,919,700 7,405,769 8/20/25 — (57,139)
Chinese Yuan ...... HSBK Sell 9,753,500 1,364,939 8/20/25 10,531 —
Chinese Yuan ...... JPHQ Buy 2,578,700 360,944 8/20/25 — (2,856)
Chinese Yuan ...... JPHQ Sell 1,352,200 189,269 8/20/25 1,498 —
Chinese Yuan ...... MSCO Buy 2,728,200 381,813 8/20/25 — (2,964)
Chinese Yuan ...... MSCO Sell 1,850,600 258,992 8/20/25 2,011 —
Chinese Yuan ...... SSBT Buy 33,207,200 4,646,182 8/20/25 — (34,905)
Chinese Yuan ...... SSBT Sell 29,314,100 4,101,480 8/20/25 30,813 —
Chinese Yuan ...... TDOM Buy 3,416,000 477,977 8/20/25 — (3,619)
Chinese Yuan ...... TDOM Sell 1,349,900 188,882 8/20/25 1,430 —
Chinese Yuan ...... UBSW Buy 3,561,100 498,800 8/20/25 — (4,292)
Indonesian Rupiah .. GSCO Buy 13,374,158,000 799,268 8/20/25 10,965 —
Indonesian Rupiah .. GSCO Sell 6,815,649,400 407,318 8/20/25 — (5,588)
Japanese Yen ...... BOFA Buy 31,341,400 213,967 8/20/25 — (5,741)
Japanese Yen ...... CITI Buy 63,334,700 442,818 8/20/25 — (22,036)
Japanese Yen ...... GSCO Buy 16,414,500 112,060 8/20/25 — (3,005)
Japanese Yen ...... HSBK Buy 26,565,000 181,387 8/20/25 — (4,895)
Japanese Yen ...... HSBK Sell 48,121,100 328,573 8/20/25 8,867 —
Japanese Yen ...... JPHQ Sell 734,318,400 5,012,850 8/20/25 134,201 —

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... MSCO Buy 29,592,800 203,511 8/20/25 $ — $ (6,903)
Japanese Yen ...... MSCO Sell 636,780,400 4,379,176 8/20/25 148,548 —
Japanese Yen ...... SSBT Sell 15,470,400 105,613 8/20/25 2,831 —
Japanese Yen ...... TDOM Buy 35,866,900 244,843 8/20/25 — (6,551)
Japanese Yen ...... TDOM Sell 37,300,500 259,785 8/20/25 11,969 —
Japanese Yen ...... UBSW Buy 4,651,300 31,754 8/20/25 — (851)
Singapore Dollar .... BOFA Sell 105,700 81,429 8/20/25 — (81)
Singapore Dollar .... JPHQ Buy 426,100 328,237 8/20/25 349 —
Singapore Dollar .... JPHQ Sell 173,000 133,267 8/20/25 — (142)
Singapore Dollar .... SSBT Buy 165,100 127,178 8/20/25 138 —
South Korean Won .. GSCO Buy 419,556,300 297,917 8/20/25 3,035 —
South Korean Won .. JPHQ Buy 2,991,339,800 2,123,777 8/20/25 21,938 —
South Korean Won .. JPHQ Sell 1,582,624,800 1,123,624 8/20/25 — (11,607)
Thai Baht ......... UBSW Buy 4,559,900 137,074 8/20/25 2,647 —
Thai Baht ......... UBSW Sell 20,184,700 621,130 8/20/25 5,284 (2,636)
Thai Baht ......... WPAC Buy 5,427,800 163,144 8/20/25 3,170 —
Thai Baht ......... WPAC Sell 6,366,600 191,362 8/20/25 — (3,718)
British Pound ...... BOFA Buy 273,700 369,565 9/17/25 — (7,941)
British Pound ...... CITI Sell 165,100 222,916 9/17/25 4,779 —
British Pound ...... JPHQ Buy 69,300 93,551 9/17/25 — (1,989)
British Pound ...... JPHQ Sell 1,138,900 1,537,450 9/17/25 32,688 —
British Pound ...... MSCO Buy 3,527,300 4,763,866 9/17/25 — (103,451)
British Pound ...... MSCO Sell 420,100 567,374 9/17/25 12,321 —
British Pound ...... SSBT Buy 970,500 1,310,345 9/17/25 — (28,080)
British Pound ...... TDOM Buy 339,100 457,812 9/17/25 — (9,779)
British Pound ...... TDOM Sell 1,040,000 1,404,083 9/17/25 29,992 —
British Pound ...... UBSW Buy 21,000 28,354 9/17/25 — (608)
British Pound ...... UBSW Sell 579,800 782,834 9/17/25 16,779 —
Czech Koruna ...... BOFA Buy 4,859,800 222,929 9/17/25 2,985 —
Czech Koruna ...... BOFA Sell 2,795,900 128,254 9/17/25 — (1,718)
Czech Koruna ...... HSBK Buy 2,356,200 108,047 9/17/25 1,484 —
Danish Krone ...... CITI Sell 918,000 141,171 9/17/25 326 —
Danish Krone ...... JPHQ Sell 448,700 69,005 9/17/25 163 —
Danish Krone ...... MSCO Buy 562,400 86,486 9/17/25 — (200)
Euro ............. BOFA Sell 838,200 961,379 9/17/25 1,912 —
Euro ............. CITI Buy 2,839,800 3,256,984 9/17/25 — (6,335)
Euro ............. CITI Sell 4,450,600 5,104,421 9/17/25 9,929 —
Euro ............. HSBK Buy 2,935,000 3,366,665 9/17/25 — (7,043)
Euro ............. HSBK Sell 8,221,200 9,430,333 9/17/25 19,727 —
Euro ............. JPHQ Buy 3,307,400 3,792,715 9/17/25 — (6,815)
Euro ............. JPHQ Sell 5,802,800 6,654,280 9/17/25 11,957 —
Euro ............. MSCO Sell 810,000 929,614 9/17/25 2,427 —
Euro ............. SSBT Buy 549,200 636,050 9/17/25 — (7,395)
Euro ............. SSBT Sell 3,295,000 3,859,681 9/17/25 87,976 —
Euro ............. TDOM Buy 675,200 774,272 9/17/25 — (1,387)
Euro ............. TDOM Sell 143,400 164,441 9/17/25 295 —
Euro ............. UBSW Buy 3,356,300 3,849,931 9/17/25 — (8,057)
Euro ............. WPAC Buy 992,400 1,138,074 9/17/25 — (2,098)
Euro ............. WPAC Sell 511,000 586,010 9/17/25 1,081 —
Hungarian Forint .... SSBT Buy 33,688,000 94,423 9/17/25 1,471 —
Hungarian Forint .... SSBT Sell 17,449,200 48,908 9/17/25 — (762)
Norwegian Krone ... BOFA Sell 813,000 80,182 9/17/25 1,523 —
Norwegian Krone ... BZWS Sell 57,300 5,651 9/17/25 107 —
Norwegian Krone ... CITI Sell 523,200 51,599 9/17/25 978 —
Norwegian Krone ... GSCO Sell 38,900 3,837 9/17/25 73 —
Norwegian Krone ... HSBK Sell 173,100 17,070 9/17/25 322 —
Norwegian Krone ... JPHQ Sell 300,800 29,658 9/17/25 555 —

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Norwegian Krone ... MSCO Sell 1,761,100 173,696 9/17/25 $ 3,305 $ —
Norwegian Krone ... SSBT Sell 631,400 62,247 9/17/25 1,157 —
Norwegian Krone ... TDOM Sell 1,275,600 125,749 9/17/25 2,332 —
Polish Zloty ........ BOFA Sell 548,800 145,659 9/17/25 — (672)
Polish Zloty ........ BZWS Buy 146,700 38,930 9/17/25 186 —
Polish Zloty ........ GSCO Sell 362,500 96,205 9/17/25 — (452)
Polish Zloty ........ SSBT Buy 600 159 9/17/25 1 —
Romanian New Leu . CITI Buy 687,600 153,530 9/17/25 674 —
Romanian New Leu . CITI Sell 342,900 76,564 9/17/25 — (336)
Swedish Krona ..... BOFA Sell 1,733,500 181,759 9/17/25 4,152 —
Swedish Krona ..... GSCO Sell 888,800 93,186 9/17/25 2,124 —
Swedish Krona ..... SSBT Sell 405,400 42,492 9/17/25 957 —
Swedish Krona ..... TDOM Sell 1,250,000 131,039 9/17/25 2,969 —
Swedish Krona ..... UBSW Sell 2,375,200 248,965 9/17/25 5,612 —
Swiss Franc ....... BOFA Buy 69,800 85,996 9/17/25 429 —
Swiss Franc ....... BOFA Sell 221,000 272,280 9/17/25 — (1,359)
Swiss Franc ....... BZWS Sell 262,300 323,229 9/17/25 — (1,547)
Swiss Franc ....... HSBK Buy 107,600 132,591 9/17/25 638 —
Swiss Franc ....... JPHQ Buy 479,000 590,157 9/17/25 2,934 —
Australian Dollar .... BOFA Buy 237,900 156,577 10/15/25 — (3,475)
Australian Dollar .... BOFA Sell 639,600 420,962 10/15/25 9,343 —
Australian Dollar .... BZWS Buy 29,200 19,238 10/15/25 — (446)
Australian Dollar .... BZWS Sell 189,500 125,096 10/15/25 3,142 —
Australian Dollar .... CITI Buy 79,300 52,192 10/15/25 — (1,158)
Australian Dollar .... GSCO Buy 32,700 21,522 10/15/25 — (478)
Australian Dollar .... JPHQ Buy 96,900 63,780 10/15/25 — (1,419)
Australian Dollar .... MSCO Buy 75,100 49,426 10/15/25 — (1,095)
Australian Dollar .... MSCO Sell 301,100 198,166 10/15/25 4,390 —
Australian Dollar .... SSBT Buy 282,400 185,846 10/15/25 — (4,105)
Australian Dollar .... SSBT Sell 1,161,900 764,641 10/15/25 16,891 —
Australian Dollar .... TDOM Buy 11,500 7,569 10/15/25 — (168)
Australian Dollar .... UBSW Buy 447,100 294,162 10/15/25 — (6,428)
Australian Dollar .... WPAC Buy 459,100 302,162 10/15/25 — (6,705)
Australian Dollar .... WPAC Sell 197,000 129,658 10/15/25 2,877 —
Canadian Dollar .... BOFA Buy 167,700 123,599 10/15/25 — (2,131)
Canadian Dollar .... BOFA Sell 1,869,600 1,377,938 10/15/25 23,752 —
Canadian Dollar .... BZWS Sell 304,700 224,715 10/15/25 4,015 —
Canadian Dollar .... CITI Buy 525,000 387,137 10/15/25 — (6,870)
Canadian Dollar .... CITI Sell 1,065,900 785,998 10/15/25 13,947 —
Canadian Dollar .... HSBK Buy 3,026,600 2,230,098 10/15/25 — (37,876)
Canadian Dollar .... JPHQ Buy 18,900 13,933 10/15/25 — (243)
Canadian Dollar .... MSCO Sell 216,800 159,842 10/15/25 2,810 —
Canadian Dollar .... SSBT Buy 161,700 119,169 10/15/25 — (2,046)
Canadian Dollar .... SSBT Sell 508,300 374,604 10/15/25 6,432 —
Canadian Dollar .... TDOM Buy 146,400 107,911 10/15/25 — (1,871)
Canadian Dollar .... UBSW Buy 676,900 499,142 10/15/25 — (8,851)
Israeli New Shekel .. BOFA Sell 225,800 67,075 10/15/25 551 —
Israeli New Shekel .. SSBT Buy 605,900 179,872 10/15/25 — (1,364)
Israeli New Shekel .. SSBT Sell 217,200 64,480 10/15/25 489 —
Mexican Peso ...... BOFA Sell 3,509,400 185,587 10/15/25 1,038 —
Mexican Peso ...... HSBK Buy 395,400 20,910 10/15/25 — (118)
Mexican Peso ...... MSCO Sell 1,995,800 105,528 10/15/25 575 —
Mexican Peso ...... TDOM Buy 2,680,100 141,717 10/15/25 — (779)
Mexican Peso ...... UBSW Buy 1,767,000 93,454 10/15/25 — (533)
New Zealand Dollar . BOFA Sell 199,900 122,373 10/15/25 4,297 —
New Zealand Dollar . MSCO Sell 335,300 205,163 10/15/25 7,110 —
New Zealand Dollar . SSBT Sell 200,300 122,496 10/15/25 4,184 —

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At July 31, 2025, the Fund had the following forward premium swap options contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
New Zealand Dollar . UBSW Sell 37,300 22,829 10/15/25 $ 797 $ —
New Zealand Dollar . WPAC Sell 97,200 59,493 10/15/25 2,079 —
Total Forward Exchange Contracts ................................................... $809,458 $(519,861)
Net unrealized appreciation (depreciation) ............................................ $289,597
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.833%/1-day SOFR/Sep-35/(Purchased) BNDP 9/08/25 / 3.833% 1,448,800 $ 34,554 $ (21,966)
(3.833%)/1-day SOFR/Sep-35/(Purchased) BNDP 9/08/25 / 3.833% 1,448,800 34,554 (22,092)
3.85%/1-day SOFR/Feb-27/(Purchased) BNDP 2/05/26 / 3.85% 31,100,000 129,065 (16,678)
3.3%/1-day SOFR/Feb-27/(Written) BNDP 2/05/26 / 3.3% 46,650,000 (102,630) 36,910
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 2,565,500 125,453 (50,949)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 2,565,500 131,353 (67,985)
(3.428%)/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 658,500 37,897 6,997
3.428%/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 658,500 37,897 (20,980)
(4%)/1-day SOFR/Dec-30/(Purchased) CITI 12/08/25 / 4% 5,584,100 63,100 (48,031)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 729,800 26,492 (10,840)
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 65,400 8,191 (318)
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 65,400 8,191 (396)
2.35%/1-day SOFR/Mar-59/(Purchased) GSCO 3/12/29 / 2.35% 2,033,100 118,530 (70,148)
(2.495%)/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 1,458,600 90,476 169,427
2.495%/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 1,458,600 90,476 (86,429)
2.452%/6-month EURIBOR/Feb-48/
(Purchased) JPHQ 1/31/28 / 2.452% EUR 1,131,300 88,330 (45,076)
(2.452%)/6-month EURIBOR/Feb-48/
(Purchased) JPHQ 1/31/28 / 2.452% EUR 1,131,300 88,330 56,787
1.201%/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 1.201% EUR 1,958,200 38,868 (25,557)
(4.201%)/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 4.201% EUR 1,958,200 48,952 (10,217)
1.445%/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 261,200 9,989 (8,188)
(1.445%)/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 261,200 9,989 30,735
(4.5%)/1-day SOFR/Oct-30/(Written) MCM 10/09/25 / 4.5% 5,584,100 (18,181) 17,590
2.85%/1-day SOFR/Oct-30/(Purchased) MCM 10/09/25 / 2.85% 5,584,100 37,595 (34,576)
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 117,800 14,124 (2,265)
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 117,800 14,124 1,501
(2.952%)/6-month EURIBOR/Jun-49/
(Purchased) MSCO 6/18/29 / 2.952% EUR 1,685,000 134,324 30,907
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 1,008,800 36,518 (546)
(2%)/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 975,900 51,763 63,643
2%/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 975,900 51,763 (31,257)

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At July 31, 2025, the Fund had the following credit default swap contracts outstanding.
At July 31, 2025, the Fund had the following interest rate swap contracts outstanding.
Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(2.7%)/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 1,140,000 $ 69,164 $ 43,572
2.7%/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 1,140,000 69,164 (38,301)
Unrealized appreciation 458,069
Unrealized (depreciation) (612,795)
Total $(154,726)
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CMBX.NA.BBB-.7 (3.00)% Monthly MLCO 1/17/47 16,000 $ 840 $ 1,311 $ (471)
Contracts to Sell Protection
(c)(d)
Traded Index
CMBX.NA.BBB-.7 3.00% Monthly JPHQ 1/17/47 16,000 (840) (3,756) 2,916
Investment
Grade
Total OTC Swap Contracts .............................................. $— $(2,445) $2,445
Total Credit Default Swap Contracts .................................... $— $ (2,445) $2,445
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 1.93% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/17/27 6,550,000 EUR $ (25,857) $ (1,616) $ (24,241)

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.58% .... Annual 9/17/27 21,213,000 $ 24,190 $ (22,444) $ 46,634
Receive Fixed 2.48% .. Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 9/17/27 7,087,000 CAD (17,665) 2,727 (20,392)
Receive Fixed 3.23% .. Quarterly
Pay Floating 3-month
AUD BBR ......... Quarterly 9/17/27 3,220,000 AUD (1,681) 4,710 (6,391)
Receive Fixed 3.78% .. Annual
Pay Floating 1-day
SONIA ........... Annual 9/17/27 1,759,000 GBP 6,247 938 5,309
Receive Fixed 1.5% ... Quarterly
Pay Floating 1-week
CNY-Fixing Repo Rate Quarterly 9/17/30 193,850,000 CNY (91,397) 20,865 (112,262)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.63% .... Annual 9/17/30 24,397,000 (67,415) (78,781) 11,366
Receive Fixed 2.18% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/17/30 1,355,000 EUR (14,526) (3,872) (10,654)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 3.73% .... Semi-Annual 9/17/30 2,352,000 AUD 750 (8,424) 9,174
Receive Fixed 4.166% . Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 7/15/35 4,965,000 AUD (846) — (846)
Receive Fixed 0.4% ... Annual
Pay Floating 1-day
SARON .......... Annual 9/17/35 1,971,000 CHF (32,401) 8,650 (41,051)
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 3.03% .... Semi-Annual 9/17/35 3,648,000 CAD 30,890 (1,670) 32,560
Receive Fixed 2.5% ... Quarterly
Pay Floating 3-month
CD_KSDA ......... Quarterly 9/17/35 3,919,810,000 KRW (36,959) (38,076) 1,117
Receive Fixed 2.53% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/17/35 9,142,000 EUR (143,902) (19,119) (124,783)
Receive Fixed 3.88% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 405,000 1,641 2,058 (417)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 4.2% ..... Semi-Annual 9/17/35 4,594,000 NZD (29,078) (6,268) (22,810)
Receive Floating 3-month
STIBOR ............ Quarterly
Pay Fixed 2.7% ..... Annual 9/17/35 17,282,000 SEK 8,263 (9,842) 18,105

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 4.18% .. Annual
Pay Floating 1-day
SONIA ........... Annual 9/17/35 2,053,000 GBP $ 23,438 $ 4,718 $ 18,720
Receive Fixed 4.23% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/17/35 415,000 AUD 1,071 1,071 —
Receive Floating 6-month
NIBOR ............. Semi-Annual
Pay Fixed 4% ...... Annual 9/17/35 28,503,000 NOK (14,591) 6,430 (21,021)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.377% ... Semi-Annual 7/02/45 93,000 AUD 989 — 989
Receive Fixed 2.58% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/17/55 541,000 EUR (33,087) (7,158) (25,929)
Receive Fixed 3.18% .. Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 9/17/55 868,000 CAD (23,967) (980) (22,987)
Receive Fixed 4.03% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 946,000 (2,143) 1,181 (3,324)
Receive Fixed 4.48% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/17/55 808,000 AUD 294 3,922 (3,628)
Receive Fixed 4.58% .. Annual
Pay Floating 1-day
SONIA ........... Annual 9/17/55 372,000 GBP 3,107 3,188 (81)
Total Interest Rate Swap Contracts ................................. $(434,635) $ (137,792) $(296,843)
*
In U.S. dollars unless otherwise indicated.

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At July 31, 2025, the Fund had the following total return swap contracts outstanding.
See A bbreviations on page 36 .
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Ephesus Funding DAC ................. 0.165% At Maturity MSCO 9/22/25 502,000 $ 10,047
Total Return Swap Contracts .................................................................... $10,047
*
In U.S. dollars unless otherwise indicated.
(a)
The Fund receives the total return on the underlying instrument and pays a fixed financing rate.

Putnam Global Income Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Global Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-
the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Global Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July 31,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Global Income Trust
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $— $5,401,724 $— $— $34,657 $5,436,381 217,238 $90,222
Putnam Short Term Investment
Fund, Class P, 4.558% ...... 25,806,699 41,113,172 (65,912,898) — — 1,006,973 1,006,973 354,760
Total Affiliated Securities ... $25,806,699 $46,514,896 $(65,912,898) $— $34,657 $6,443,354 $444,982
Level 1 Level 2 Level 3 Total
Putnam Global Income Trust
Assets:
Investments in Securities:
Management Investment Companies ......... $ 5,436,381 $ — $ — $ 5,436,381
Corporate Bonds ........................ — 69,836,956 — 69,836,956
Foreign Government and Agency Securities .... — 73,002,425 — 73,002,425
Asset-Backed Securities ................... — 11,023,191 — 11,023,191
Commercial Mortgage-Backed Securities ...... — 11,031,171 — 11,031,171
Mortgage-Backed Securities ................ — 43,680,107 — 43,680,107
Residential Mortgage-Backed Securities ....... — 19,640,981 — 19,640,981
Agency Commercial Mortgage-Backed Securities — 11,444,677 — 11,444,677
Short Term Investments ................... 1,006,973 1,290,498 — 2,297,471
Total Investments in Securities ........... $6,443,354 $240,950,006 $— $247,393,360

Putnam Global Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Putnam Global Income Trust (continued)
Assets: (continued)
Other Financial Instruments:
Forward Exchange Contracts ............... $— $809,458 $— $809,458
Forward Premium Swap Option Contracts ..... — 458,069 — 458,069
Futures Contracts ....................... 220,874 — — 220,874
Swap Contracts ......................... — 156,937 — 156,937
Total Other Financial Instruments ......... $220,874 $1,424,464 $— $1,645,338
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 9,740,766 $ — $ 9,740,766
Forward Exchange Contracts ............... — 519,861 — 519,861
Forward Premium Swap Option Contracts ...... — 612,795 — 612,795
Futures Contracts ........................ 48,841 — — 48,841
Swap Contracts ......................... — 441,288 — 441,288
Total Other Financial Instruments ......... $48,841 $11,314,710 $— $11,363,551
4. Fair Value Measurements
(continued)

Putnam Global Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
CNY
Chinese Yuan
DKK
Danish Krone
EUR
Euro
GBP
British Pound
KRW
South Korean Won
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
NZD
New Zealand Dollar
PLN
Polish Zloty
SEK
Swedish Krona
THB
Thai Baht
Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
BBR
Bank of England Base Rate
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SARON
Swiss Average Rate Overnight
SOFR
Secured Overnight Financing Rate
SONIA
Sterling Overnight Index Average
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................. 2.75%
1-day SARON ....................... (0.03)%
1-day SOFR ........................ 4.39%
1-day SONIA ........................ 4.22%
1-week CNY-Fixing Repo Rate .......... 1.60%
3-month AUD BBR ................... 3.68%
3-month CD_KSDA ................... 2.51%
3-month STIBOR .................... 2.16%
6-month AUD BBR ................... 3.78%
6-month EURIBOR ................... 2.08%
6-month NIBOR ..................... 4.36%
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.